As filed with the Securities and Exchange Commission on September 10, 1998 Securities Act Registration No.
Investment Company Act File No.
===========================================================================
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington D.C. 20549

                                  FORM N-2

|X|  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
o    Pre-Effective Amendment No.
o    Post-Effective Amendment No.

                                    and
|X|  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
o    Amendment No.
                       THE BLACKROCK HIGH YIELD TRUST
             (Exact name of Registrant as specified in charter)
                  c/o BlackRock Financial Management, Inc.
                              345 Park Avenue
                          New York, New York 10154
                  (Address of principal executive offices)

                               (800) 227-7236
            (Registrant's Telephone Number, including Area Code)

                            Ralph L. Schlosstein
                                 President
                       The BlackRock High Yield Trust
                              345 Park Avenue
                          New York, New York 10154
                  (Name and address of Agent for Service)

                              with a copy to:
                               Thomas A. Hale
       Skadden, Arps, Slate, Meagher & Flom (Illinois) and Affiliates
                           333 West Wacker Drive
                        Chicago, Illinois 60606-1285
                   --------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
If any securities on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box . . . . . . . . . . . .[ ]
[ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities
Act registration statement number of the earlier effective registration statement for the same offering is 33-__________.
                          --------------------------------------
 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

==============================================================================================
                                                      Proposed      Proposed
                                         Amount        Maximum       Maximum
                                          Being       Offering      Aggregate     Amount of
Title of Securities                    Registered(1)    Price       Offering     Registration
Being Registered                                      Per Share      Price           Fee
----------------------------------------------------------------------------------------------
Shares, no par value                       690,000     $15.00      10,350,000       $3,054
==============================================================================================

(1) Includes 90,000 shares which may be purchased by the Underwriters to cover over-allotments, if any.

      The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8 (a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.



                       THE BLACKROCK HIGH YIELD TRUST
                           CROSS REFERENCE SHEET

                (Pursuant to Rule 404(c) under the Securities Act of 1933)

                         Parts A & B of Prospectus*

Item  1. Outside Front Cover..................   Front Cover Page
Item  2. Inside Front and Outside
           Back Cover Page....................   Front Cover Page; Inside Front
                                                 Cover Page; Outside Back Cover
                                                 Page
Item  3. Fee Table and Synopsis................  Prospectus Summary; Fee Table
Item  4. Financial Highlights..................  Not Applicable
Item  5. Plan of Distribution..................  Front Cover Page; Prospectus
                                                 Summary; Distribution
Item  6. Selling Shareholders..................  Not Applicable
Item  7. Use of Proceeds.......................  Use of Proceeds; Investment
                                                 Objective and Policies
Item  8. General Description of the
           Registrant..........................  Front Cover Page; Prospectus
                                                 Summary; The Trust; Investment
                                                 Objective and Policies; Risk
                                                 Factors
Item  9. Management............................  Management of the Trust
Item 10. Capital Stock, Long-Term Debt,
           and Other Securities................  Description of the Shares
Item 11. Defaults and Arrears on Senior
           Securities..........................  Not Applicable
Item 12. Legal Proceedings.....................  Not Applicable
Item 13. Table of Contents of the Statement
           of Additional Information...........  Not Applicable
Item 14.   Cover Page..........................  Not Applicable
Item 15. Table of Contents.....................  Not Applicable
Item 16. General Information and History.......  The Trust
Item 17. Investment Objective
           and Policies........................  Investment Objective and
                                                 Policies
Item 18. Management............................  Management of the Trust
Item 19. Control Persons and Principal
         Holders of Securities.................  Management of the Trust
Item 20. Investment Advisory
           and Other Services..................  Management of the Trust
Item 21. Brokerage Allocation and
           Other Practices.....................  Investment Objective and
                                                 Policies
Item 22. Tax Status............................  Taxes
Item 23. Financial Statements..................  Statements of Assets and
                                                 Liabilities

* Pursuant to the General Instructions of Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.




              SUBJECT TO COMPLETION--DATED SEPTEMBER 9, 1998

PROSPECTUS
----------------------------------------------------------------------------
                                   SHARES

                       THE BLACKROCK HIGH YIELD TRUST
----------------------------------------------------------------------------

      The BlackRock High Yield Trust (the "Trust") is a newly organized, closed-end, diversified management investment company. The Trust's primary investment objective is to seek high current income. The Trust will also seek capital appreciation as a secondary objective, to the extent consistent with its primary objective of seeking high current income. Under normal market conditions, at least 65% of the total assets of the Trust will be invested in high-yield debt instruments which are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service Inc. ("Moody's ) or BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P")) or in unrated securities determined by the Trust's investment adviser to be of comparable quality. The Trust may engage in various portfolio strategies to seek to enhance income and hedge its portfolio against investment and interest rate risks, including the use of leverage and the use of derivative financial instruments. There is no assurance that the Trust will achieve its objectives.

      Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest. The Trust is designed for investors willing to assume additional risk in return for the potential for high current income and for capital appreciation. An investment in the Trust may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. Investors should carefully assess the risks associated with an investment in the Trust. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

      In connection with the scheduled liquidation of The BlackRock 1998 Term Trust Inc. (the "1998 Term Trust") on or about December 31, 1998, the Trust is offering to the holders of record as of the close of business on November __, 1998 (the "Record Date") of common shares of the 1998 Term Trust (the "1998 Term Trust Shares") the right to request to subscribe (the "Subscription Rights") for common shares of the Trust (the "Shares") at a price of $15.00 per Share (the "Subscription Price"), without paying a sales charge. Such 1998 Term Trust Shareholders may direct that their portion of the liquidation proceeds from the 1998 Term Trust be used to pay the Subscription Price for the Shares. The Trust is also offering Subscription Rights to Record Date holders of common shares of each other closed-end investment company for which BlackRock Financial Management Inc. acts as investment adviser (together with the 1998 Term Trust, the "BlackRock Trusts"). The Subscription Rights allow the Record Date holders of common shares (the "BlackRock Trust Shares") of each BlackRock Trust (the "Eligible Shareholders") to request to subscribe for Shares in the Trust's initial public offering (the "Offering") at a rate of one Share for each BlackRock Trust Share held on the Record Date and to request to subscribe for additional Shares in the Offering as described herein. The Subscription Rights expire on December __, 1998 (the "Expiration Date"), unless the Offering is extended as described herein. The Subscription Rights are non-transferable and may not be purchased or sold. [The Board of Trustees of the Trust has determined not to consummate the Offering unless requests to subscribe for at least Shares (the "Minimum Offering Amount") are received in the Offering. In connection with seeking to achieve the Minimum Offering Amount,] the Trust reserves the right to offer Shares to clients of the Dealer Managers who may not be Record Date Eligible Shareholders.

      BlackRock, Inc., a global asset management company with over $120 billion of assets under management, will act as the Trust's investment adviser (the "Investment Adviser"). The Investment Adviser has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. ("BlackRock"), pursuant to which the responsibilities of managing the Trust's portfolio on a daily basis have been delegated to BlackRock.

                                     (Continued on the following page)

----------------------------------------------------------------------------
       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
    COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------

                 Subscription Price    Sales Load(1)   Proceeds to Trust (2)
----------------------------------------------------------------------------
Per Share......       $15.00              None                $15.00
----------------------------------------------------------------------------
Total (3)......    $                      None            $
----------------------------------------------------------------------------
                                               (Notes on the following page)


      The Shares are offered by the several Dealer Managers, subject to delivery by the Trust and acceptance by the Dealer Managers, to prior sale and to withdrawal, cancellation or modification of the offer without notice. Delivery of the Shares to the Dealer Managers is expected to be
made at the office of              , New York, New York  on or about
____________, 1998.

                              December    , 1998



[FLAG]

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                              ----------------



      IN CONNECTION WITH THIS OFFERING, THE DEALER MANAGERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE SHARES OF THE TRUST AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE, IN THE NASDAQ MARKET OR OTHERWISE. SUCH STABILIZATION, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.

                           ---------------------


(Continued from cover page)

      At times, the Trust expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions such as reverse repurchase agreements, which have the effect of financial leverage. The Trust intends to utilize financial leverage in an initial amount up to approximately 33 1/3% of its total assets (including the amount obtained through leverage). The Trust generally will not utilize leverage if it anticipates that the Trust's leveraged capital structure would result in a lower return to Shareholders than that obtainable over time with an unleveraged capital structure. Use of financial leverage creates an opportunity for increased income and capital growth for the common shareholders but, at the same time, creates special risks. The Trust may invest up to 25% of its total assets in loans extended to corporate borrowers by commercial banks or other financial institutions ("Bank Loans"). The Trust also may invest up to 10% of its total assets in securities which are the subject of bankruptcy proceedings or otherwise in default or in significant risk of being in default ("Distressed Securities"). SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS"

      Prior to this Offering, there has been no market for the Trust's shares. The Trust intends to apply to list its Shares on the New York Stock Exchange under the symbol " ." Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and the Trust's Shares may likewise trade at such a discount. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after completion of an initial public offering of the company's shares. The minimum investment in this Offering is 100 Shares ($1,500). This Prospectus sets forth in concise form information about the Trust that a prospective investor should know before investing in the Trust. Investors are advised to read this Prospectus carefully and to retain it for future reference.

      The Trust's shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depositary institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

      Additional information about the Trust the (" Statement of Additional Information") has been filed with the SEC and may be obtained without charge by calling or writing the Trust at 345 Park Avenue, New York, New York 10154, telephone number 800-227-7236. The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains this Prospectus and the Statement of Additional Information.

                          ------------------------


(Notes from cover page)
(1) BlackRock or an affiliate from its own assets will pay the Dealer Managers a commission in the amount of _% of the Subscription Price per Share in connection with the sale of the Shares in the Offering. The Trust and the Investment Adviser have agreed to indemnify the Dealer Managers against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"). See "Distribution."
(2) Before deducting organizational and offering expenses payable by the Trust estimated at $_______ and $_______, respectively. Offering expenses will be deducted from net proceeds, and organizational expenses will be capitalized and amortized against income as described in the footnotes to the Statement of Assets and Liabilities.
(3) The Trust has granted the several Dealer Managers a [45] day over-allotment option, which may be exercised up to three times
      during such [45] day period, to purchase up to           additional
      Shares on the same terms and conditions as set forth above. If all such additional Shares are purchased by the Dealer Managers, the
      total Price to Public will be $      , the total Sales Load will be
      $       and the total Proceeds to the Trust will be $       . See
      "Distribution."




                             PROSPECTUS SUMMARY

      The following summary is qualified in its entirety by the more detailed information appearing elsewhere in this Prospectus. Investors should carefully consider information set forth under the heading "Risk Factors and Special Considerations."

THE TRUST               The BlackRock High Yield Trust (the "Trust"), is a
                        newly organized, diversified, closed-end management investment company. The Trust's primary investment objective is to seek high current income.
                        BlackRock, Inc., a global asset management company with over $120 billion of assets under management, will act as the Trust's investment adviser (the
                        "Investment Adviser"). The Investment Adviser has entered into a sub- advisory agreement with BlackRock Financial Management, Inc. ("BlackRock"), pursuant to which the responsibilities of managing the Trust's portfolio on a daily basis have been delegated to BlackRock. BlackRock believes that by investing in high yield U.S. debt securities, supplemented by high yield foreign debt securities, the Trust can diversify its risk and enhance the overall credit quality of its portfolio while maintaining a high level of current income.

THE OFFERING            In connection with the scheduled liquidation of The
                        BlackRock 1998 Term Trust Inc. (the "1998 Term
                        Trust") on or about December 31, 1998, the Trust is
                        offering to the holders of record as of the close
                        of business on November __, 1998 (the "Record
                        Date") of common shares of the 1998 Term Trust (the
                        "1998 Term Trust Shares") the right to request to
                        subscribe (the "Subscription Rights") for common
                        shares of the Trust (the "Shares") at a price of
                        $15.00 per Share (the "Subscription Price"),
                        without paying a sales charge. Such 1998 Term Trust
                        Shareholders may direct that their portion of the
                        liquidation proceeds from the 1998 Term Trust be
                        used to pay the Subscription Price for the Shares.
                        The Trust is also offering Subscription Rights to
                        Record Date holders of common shares of each other
                        closed-end investment company for which BlackRock
                        acts as investment adviser (together with the 1998
                        Term Trust, the "BlackRock Trusts"). The
                        Subscription Rights allow the Record Date holders
                        of common shares (the "BlackRock Trust Shares") of
                        each BlackRock Trust (the "Eligible Shareholders")
                        to request to subscribe for Shares in the Trust's
                        initial public offering (the "Offering") at a rate
                        of one Share for each BlackRock Trust Share held on
                        the Record Date and to request to subscribe for
                        additional Shares in the Offering as described
                        herein. The Subscription Rights expire on December
                        __, 1998 (the "Expiration Date"), unless the
                        Offering is extended as described herein. The
                        Subscription Rights are non-transferable and may
                        not be purchased or sold. The Board of Trustees of
                        the Trust has determined not to consummate the
                        Offering unless requests to subscribe for at least
                        [         ] Shares (the "Minimum Offering Amount")
                        are received in the Offering. [In connection with seeking to achieve the Minimum Offering Amount, the Trust reserves the right to offer Shares to clients of the Dealer Managers who may not be Record Date
                        Eligible Shareholders.] The minimum purchase in the Offering is 100 Shares ($1,500). The Shares are offered by the Trust through Dealer Managers led by
                                     . See "Terms of the Offering" and
                        "Distribution."

NO SALES CHARGE         The Shares will be sold in the Offering without any
                        sales load or underwriting discounts payable by investors or the Trust. BlackRock, Inc. or an affiliate (not the Trust) from its own assets will pay a commission to the Dealer Managers in connection with sales of Shares in this offering.
                        See "Distribution."

INVESTMENT OBJECTIVES
   AND POLICIES         The Trust's primary investment objective is to seek
                        high current income. The Trust will also seek capital appreciation as a secondary objective, to the extent consistent with its primary objective of seeking high current income. The Trust is designed for investors willing to assume additional risk in return for the potential for high current income and for capital appreciation. The Trust is not intended to be a complete investment program and there is no assurance that the Trust will achieve its objectives.

                        Under normal market conditions, at least 80% of the total assets of the Trust will be invested in debt securities and at least 65% of the total assets of the Trust will be invested in high-yield debt instruments which are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service Inc. ("Moody's ) or BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or similarly rated by any other nationally recognized rating agency ("Rating Agencies")) or in unrated securities determined by the Trust's investment adviser to be of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P, and unrated securities of comparable quality, are commonly known as "junk bonds." The Trust may invest up to 35% of its total assets in debt securities of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational currency units. Typically, the Trust will not hold any securities of emerging market issuers, and in any case such securities will not comprise more than 10% of the Trust's net assets. The Trust may invest up to 25% of its total assets in loans extended to corporate borrowers by commercial banks or other financial institutions ("Bank Loans"). The Trust also may invest up to 10% of its total assets in securities of issuers which are the subject of bankruptcy proceedings or otherwise in default or in significant risk of being in default ("Distressed Securities"). Additionally, the Trust may invest up to 30% of its total assets in stripped and zero coupon securities, pay-in-kind bonds and deferred payment securities, and up to 20% of the Trust's total assets may be invested in equity securities (certain equity securities may be treated as debt securities for purposes of the Trust's policy to invest at least 65% of its total assets, in normal market conditions, in high yield debt securities). An investment in the Trust may be speculative in that it involves a high degree of risk and should not constitute a complete investment program.

                        The Trust expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions such as reverse repurchase agreements, which have the effect of financial leverage. The Trust intends to utilize financial leverage in an amount up to approximately 331/3% of its total assets (including the amount obtained through leverage). The Trust generally will not utilize leverage if it anticipates that the Trust's leveraged capital structure would result in a lower return to Shareholders than that obtainable over time with an unleveraged capital structure. Use of financial leverage creates the opportunity for increased income and capital appreciation for the Shareholders but, at the same time, creates special risks, including magnification of losses, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

                        In selecting high yield investments for the Trust's portfolio, BlackRock will seek to identify issuers and industries that BlackRock believes are likely to experience stable or improving financial conditions. BlackRock believes this strategy should enhance the Trust's ability to earn high current income and achieve capital appreciation. BlackRock's analysis may include consideration of general industry trends, the issuer's managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. BlackRock may also consider relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

                        In certain market conditions, BlackRock may determine that securities rated investment grade (i.e., at least Baa by Moody's or BBB by S&P or comparably rated by another Rating Agency) or U.S. Government Obligations offer significant opportunities for high income and capital appreciation. In such conditions, the Trust may invest less than 65% of its total assets in lower grade debt securities of U.S. issuers. In addition, the Trust may implement various temporary "defensive" strategies at times when BlackRock determines that conditions in the markets make pursuing the Trust's basic investment strategy inconsistent with the best interests of its shareholders. These strategies may include investing all or a portion of the Trust's assets in higher-quality debt securities including short-term securities.

                        The Trust may use various other investment management techniques that also involve special considerations, including engaging in interest rate and credit derivatives transactions, engaging in foreign currency transactions in connection with the Trust's investment in foreign securities, utilization of options and financial futures, making forward commitments and lending its Trust securities.

MANAGEMENT OF THE
   TRUST BlackRock, Inc., a global asset management company with approximately $120 billion of assets under management, will act as the Trust's investment adviser. The Investment Adviser has entered into a sub-advisory agreement with BlackRock, a wholly-owned subsidiary of the Investment Adviser, pursuant to which the responsibilities of managing the Trust on a daily basis have been delegated to BlackRock. BlackRock was founded in 1988 and has expertise in the government, mortgage, corporate, asset-backed, non-dollar, high yield and municipal sectors of the fixed-income securities market. BlackRock currently has over $62 billion in discretionary fixed-income assets under management invested in a broad array of fixed income products across the yield curve. The Trust will pay the Investment Adviser a monthly fee at the annual rate of [1.05%] of the Trust's average weekly value of the total assets of the Trust minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). During periods in which the Trust is utilizing financial leverage, the advisory fee, which is payable to the Investment Adviser as a percentage of the Trust's Managed Assets (including those purchased with the leverage), will be higher than if the Trust did not utilize a leveraged capital structure. The Investment Adviser will pay BlackRock from its own assets.

ADMINISTRATOR           BlackRock and               will act as the Trust's
                        administrators. The Trust will pay each
                        Administrator a monthly fee based on the Trust's average weekly Managed Assets (as defined above) at the per annum rate of [.05%].

LISTING Prior to this Offering, there has been no market for the Shares. The Shares will be listed for trading on the New York Stock Exchange under the
                        symbol "     ."

DIVIDENDS AND OTHER
   DISTRIBUTIONS        The Trust intends, in accordance with its present
                        policy (which may be changed by the Board of Trustees), to pay monthly distributions to its Shareholders from its net investment income. The initial distribution to Shareholders is expected to be paid approximately 60 days after the completion of this Offering. All net realized capital gains, if any, either will be distributed to the Trust's
                        Shareholders at least annually or will be retained by the Trust, and subject to Trust-level associated tax liabilities thereon.

AUTOMATIC DIVIDEND
  REINVESMENT PLAN      The Trust has established an Automatic Dividend
                        Reinvestment Plan (the "Plan"). Under the Plan, unless a Shareholder elects to receive cash, all dividend and capital gains distributions will be automatically reinvested in additional Shares of the Trust either purchased in the open market, or issued by the Trust if the Shares are trading at or above their net asset value. Shareholders who intend to hold their shares through a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan. See "Automatic Dividend Reinvestment
                        Plan."

CLOSED-END FUND
   STRUCTURE            The Trust has been organized as a closed-end
                        management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, such as investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value.

                        In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interests of Shareholders, the Trust's Board of Trustees might consider open market repurchases or tender offers for Shares at net asset value. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Shares trading at a price equal or close to net asset value per Share. The Board of Trustees might also consider the conversion of the Trust to an open-end mutual fund, which would also require a vote of the Shareholders of the Trust. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Trust's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Trust to an open-end investment company.

RISK FACTORS
  AND SPECIAL
  CONSIDERATIONS        Investment in the Trust involves special
                        considerations. Investors should consider carefully their ability to assume the following risks before making an investment in the Trust. An investment in Shares of the Trust may not be appropriate for all investors and should not be considered as a complete investment program. See "Risk Factors and Special Considerations."

                        General. The Trust is a newly organized, diversified, closed-end management investment company and has no operating history. The Shares are designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the Trust's Shares will fluctuate with interest rate changes as well as with price changes of the Trust's Trust securities and these fluctuations are likely to be greater in the case of a Trust having a leveraged capital structure, as contemplated for the Trust.

                        Lower-Grade Securities. Lower grade securities are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Lower grade securities are commonly referred to as "junk bonds." Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Other than with respect to Distressed Securities, discussed below, the lower grade securities in which the Trust may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Trust purchases a particular security, in which case the Trust may experience losses and incur costs.

                        Lower grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Trust. If a call were exercised by the issuer during a period of declining interest rates, the Trust is likely to have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Trust and dividends to shareholders.

                        Lower grade securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of lower grade securities than on higher-rated fixed-income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Trust's net asset value. [Recently, demand for lower grade securities has increased significantly and the difference between the yields paid by lower grade securities and investment grade bonds (i.e., the "spread") has narrowed]. To the extent this differential increases, the value of lower grade securities in the Trust's portfolio could be adversely affected.

                        Like higher-rated fixed-income securities, lower grade securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the lower grade securities market, and this market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for lower grade securities by various dealers. As a result, during periods of high demand in the lower grade securities market, it may be difficult to acquire lower grade securities appropriate for investment by the Trust. Adverse economic conditions and investor perceptions thereof
                        (whether or not based on economic reality) may impair liquidity in the lower grade securities market and may cause the prices the Trust receives for its lower grade securities to be reduced. In addition, the Trust may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Trust's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of the Trust's portfolio instruments than in the case of instruments trading in a more liquid market. In addition, the Trust may incur additional expense to the extent that it is required to seek recovery upon a default on a port-folio holding or to participate in the restructuring of the obligation.

                        Mortgage-Related and Asset-Backed Securities. The Trust may invest in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

                        The Trust's investments in commercial
                        mortgage-backed securities ("CMBS") will typically consist of CMBS which are subordinated to more senior classes of such securities ("Subordinated CMBS"). CMBS are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. Assets underlying CMBS may relate to only a few properties or to a single property. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination.

                        CMBS generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by having the Subordinated CMBS take the first loss on any defaults on the underlying commercial mortgage loans. In general, Subordinated CMBS are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such Subordinated CMBS are subject to a substantially greater risk of nonpayment than are senior classes of CMBS. Even within a class of subordinated securities, most CMBS are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss Subordinated CMBS will absorb any principal losses before any higher loss position Subordinated CMBS.

                        The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Trust, the maturity of mortgage-related and other asset-backed securities held by the Trust will be based on estimates of average life which take prepayments into account.

                        The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Trust will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage related or asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Trust purchases mortgage-related or asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Trust's principal investment to the extent of premium paid.

                        Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.

                        Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

                        Bank Loans. The Trust may invest up to 25% of its total assets in secondary market purchases of loans extended to corporate borrowers by commercial banks and other financial institutions ("Bank Loans"). As in the case of junk bonds, the Bank Loans in which the Trust may invest may be rated in the lower rating categories of the Rating Agencies, or may be unrated investments of comparable quality. As in the case of junk bonds, such Bank Loans can be expected to provide higher yields than lower-yielding, higher quality fixed income securities buy may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Bank Loans and junk bonds. Bank Loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Bank Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Bank Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. On the other hand, the secondary dealer market for Bank Loans is not so well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.

                        Mezzanine Investments. The Trust may invest up to 15% of its total assets in certain high yield securities known as mezzanine investments, which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinated to other obligations of the issuer.

                        In connection with its purchase of mezzanine investments, the Trust may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Trust could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

                        Collateralized Bond Obligations. The Trust may invest up to 15% of its total assets in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield, public or private fixed income securities. These may be fixed pools or may be "market value" or managed pools of collateral. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

                        Distressed Securities. The Trust may invest up to 10% of its total assets in securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Trust or are rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P) or which, if unrated, are in the judgment of BlackRock of equivalent quality ("Distressed Securities"). Investment in Distressed Securities is speculative and involves significant risk, including possible loss of the principal invested. Distressed Securities frequently do not produce income while they are outstanding and may require the Trust to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Trust pursues its secondary objective of capital appreciation through investment in Distressed Securities, the Trust's ability to achieve current income for its Shareholders may be diminished.

                        Foreign Securities. The Trust may invest up to 35% of its total assets in debt securities of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational foreign currency units ("Foreign Securities"). The Trust's investment in Foreign Securities may include debt securities issued by foreign governments and other sovereign entities and debts securities issued by foreign corporations. Typically, the Trust will not hold any Foreign Securities of emerging markets issuers, and in any case such securities will not comprise more than 10% of the Trust's net assets. Investments in such securities are particularly speculative. Investing in securities of foreign entities and securities denominated in foreign currencies involves certain risks not involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Investing in foreign sovereign debt securities, especially in emerging market countries, will expose the Trust to the direct and indirect consequences of political, social or economic changes in the relevant countries. The ability and willingness of sovereign obligors to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country, and will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments and the extent of its foreign reserves. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in emerging capital markets.

                        As a result of these potential risks, BlackRock may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Trust may invest in countries in which foreign investors, including BlackRock, have had no or limited prior experience.

                        Leverage. The use of leverage by the Trust creates an opportunity for increased net income and capital appreciation for the Shares, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Trust intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred stock may affect the return to the Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Trust's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Trust will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. Moreover, any decline in the value of the Trust's assets will be borne entirely by Shareholders in the form of reductions in the Trust's net asset value, and any requirement that the Trust sell assets at a loss in order to redeem or pay any leverage or for other reasons would make it difficult for the net asset value to recover. Accordingly, the effect of leverage in a declining market is likely to be a greater decline in the net asset value of the Shares than if the Trust were not leveraged, which may be reflected in a greater decline in the market price of the Shares. BlackRock in its best judgment nevertheless may determine to maintain the Trust's leveraged position if it expects that the benefits to the Trust's Shareholders of maintaining the leveraged position will outweigh the current reduced return.

                        During periods in which the Trust is utilizing financial leverage, the investment advisory fees payable to the Investment Adviser will be higher than if the Trust did not utilize a leveraged capital structure. Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and Trust composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies, which may issue ratings for the short-term corporate debt securities or preferred stock issued by the Trust. These guidelines may impose asset coverage or Trust composition requirements that are more stringent than those imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is not anticipated that these covenants or guidelines will impede BlackRock from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies. The Trust at times may borrow from affiliates of BlackRock, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. As discussed under Management of the Trust, the fee paid to the Investment Adviser will be calculated on the basis of the Trust's assets including proceeds from borrowings for leverage and the issuance of preferred shares.

                        Other Investment Management Techniques. The Trust may use various other investment management techniques that also involve special considerations, including engaging in interest rate and foreign currency transactions, utilization of options and futures transactions, making forward commitments and lending its Trust securities.

                        Illiquid Securities. The Trust may invest in securities for which no readily available market exists or which are otherwise illiquid. The Trust may not be able readily to dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

                        Market Price, Discount and Net Asset Value of Shares. Whether investors will realize gains or losses upon the sale of Shares will not depend directly upon the Trust's net asset value, but will depend upon the market price of the Shares at the time of sale. Since the market price of the Shares will be determined by such factors as relative demand for and supply of the Shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot predict whether the Shares will trade at, below or above net asset value or at, below or above the initial public offering price. Shares of closed-end investment companies in the past frequently have traded at a discount to their net asset values. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors purchasing Shares in the initial public offering and expecting to sell the Shares soon after the completion thereof. The Shares are designed primarily for long-term investors, and investors in the Shares should not view the Trust as a vehicle for trading purposes. See "Risk Factors and Special Considerations" and "Description of Shares."

                        Anti-Takeover Provisions. The Trust's Agreement and Declaration of Trust (the "Trust Agreement") contains provisions limiting (i) the ability of other entities or persons to acquire control of the Trust, (ii) the Trust's freedom to engage in certain transactions, and (iii) the ability of the Trust's Board of Trustees or Shareholders to amend the Trust Agreement. These provisions of the Trust Agreement may be regarded as "anti-takeover" provisions. These provisions could have the effect of depriving the Shareholders of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust in a tender offer or similar transaction. See "Investment Objectives and Policies," "Risk Factors and Special Considerations" and "Description of Shares."


                                 FEE TABLE

      The following tables are intended to assist investors in understanding the various costs and expenses that an investor in the Trust will bear, directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
Sales load (as a percentage of offering price).........................None
Dividend reinvestment plan fees........................................None

ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS
  ATTRIBUTABLE TO SHARES)(1)
Management Fee......................................................[1.05%]
Administrative Fee..................................................[0.10%]
Interest Payments on Borrowed Funds....................................None
Other expenses..........................................................__%
      Total Annual Trust Expenses.......................................__%

-------------

(1) See "Management of the Trust" for additional information. In the event the Trust utilizes leverage by borrowing in an amount equal to approximately 331/3% of the Trust's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to the Shares, the Management Fee would be 1.58%, the Administrative Fee would be 0.15%, Interest Payments on Borrowed Funds (assuming an interest rate of [6.00%]) would be [3.00%]%, Other Expenses would be 0.__% and Total Annual Expenses would be _.__%. "Other Expenses" have been estimated. See "Risk Factors and Considerations-Leverage" and "Other Investment Policies-Leverage."

EXAMPLE

      The following Example demonstrates the projected dollar amount of total cumulative expense that would be incurred over various periods with respect to a hypothetical investment in the Trust. These amounts are based upon payment by the Trust of operating expenses at the levels set forth in the above table.

                                      1 Year   3 Years   5 Years   10 Years

An investor would directly or
indirectly pay the following
expenses on a $1,000 investment
in the Trust, assuming (i) total
annual expenses of _.__% (assuming
no leverage) and _.__% (assuming
leverage of 331/3% of the Trust's
total assets) and (ii) a 5% annual
return throughout the periods and
reinvestment of all dividends and
other distributions at net asset
value:

   Assuming No Leverage.............
   Assuming 331/3% Leverage.........


      This Example assumes that the percentage amounts listed under Total Annual Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return and reinvestment at net asset value are required by regulation of the Securities and Exchange Commission ("SEC") applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares. Actual expenses and annual rates of return may be more or less than those assumed for purposes of the Example. In addition, although the Example assumes reinvestment of all dividends and other distributions at net asset value, participants in the Trust's Automatic Dividend Reinvestment Plan may receive Shares obtained by the Plan Agent at or based on the market price in effect at that time, which may be at, above or below net asset value.

      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES, AND THE TRUST'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


                                 THE TRUST

      The BlackRock High Yield Trust (the "Trust") is registered under the Investment Company Act as a diversified, closed-end management investment company. The Trust was organized as a business trust under the laws of Delaware on August 10, 1998 and has no operating history. The Trust's principal office is located at 345 Park Avenue, New York, New York 10154, and its telephone number is 1-800- . BlackRock, Inc. is the Trust's investment adviser (the "Investment Adviser"). The Investment Adviser has entered into a sub-advisory agreement with its wholly-owned subsidiary, BlackRock Financial Management, Inc. ("BlackRock"), pursuant to which the responsibilities of managing the Trust's portfolio on a daily basis have been delegated to BlackRock. See "Management of the Trust."

      The Trust has been organized as a closed-end management investment company. Closed-end management investment companies (also called closed-end funds) differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end management investment companies do not redeem their securities at the option of the shareholder, whereas mutual funds issue securities redeemable at net asset value at any time at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and outflows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested. To facilitate redemption obligations, mutual funds are subject to more stringent regulatory limitations on certain investments, such as investments in illiquid securities, than are closed-end funds. However, shares of closed-end funds frequently trade at a discount of net asset value. This risk may be greater for investors expecting to sell their shares relatively soon after the completion of the Offering.

                              USE OF PROCEEDS

      The net proceeds of the Trust from this Offering are approximately [__________] ([__________] if the Dealer Managers' over-allotment option is exercised in full) after deducting organizational and estimated offering expenses. The net proceeds will be invested in accordance with the Trust's investment objectives and policies during a period not to exceed [six] months from the closing of this Offering. Pending such investment, the net proceeds may be invested in high quality, short-term debt securities. [A portion of the Trust's organizational and offering expenses has been advanced by __________ and will be repaid by the Trust upon completion of this Offering.] BlackRock or an affiliate (not the Trust) will pay a commission from its own assets to the Dealer Managers in connection with sales of Shares in this Offering. See "Distribution."

                     INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

      The Trust's primary investment objective is to seek high current income. The Trust will also seek capital appreciation as a secondary objective, to the extent consistent with its primary objective of seeking high current income. The Trust is designed for investors willing to assume additional risk in return for the potential for high current income and for capital appreciation. The Trust is not intended to be a complete investment program and there is no assurance that the Trust will achieve its objectives. The Trust's investment objectives cannot be changed without approval by the holders of a majority (as defined in the Investment Company
Act) of the Trust's outstanding voting shares.

INVESTMENT POLICIES

      Under normal market conditions, at least 80% of the total assets of the Trust will be invested in debt securities and at least 65% of the total assets of the Trust will be invested in high-yield debt instruments which are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service, Inc. ("Moody's"), below BB or lower by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or similarly rated by any other nationally recognized securities rating organization (each, a "Rating Agency")), or in unrated income securities that BlackRock determines to be of comparable quality. Securities rated below Baa by Moody's or below BBB by S&P, and unrated securities of comparable quality, are commonly known as "junk bonds." The Trust may invest up to 35% of its total assets in debt securities of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational currency units ("Foreign Securities"). Typically, the Trust will not hold any Foreign Securities of emerging market issuers, and in any case such securities will not comprise more than 10% of the Trust's net assets. The Trust may invest up to 25% of its total assets in loans extended to corporate borrowers by commercial banks or other financial institutions ("Bank Loans"). The Trust may also invest up to 10% of its total assets in securities that are the subject of bankruptcy proceedings or otherwise in default or in significant risk of being in default ("Distressed Securities"). Additionally, the Trust may invest up to 30% of its total assets in stripped and zero coupon securities, pay-in-kind bonds and deferred payment securities, and up to 20% of the Trust's total assets may be invested in equity securities (certain equity securities may be treated as debt securities for purposes of the Trust's policy to invest at least 65% of its total assets, in normal market conditions, in high yield debt securities). The foregoing percentages are as of the time of investment by the Trust and could thereafter be exceeded as a result of market value fluctuations of the Trust's portfolio.

      In selecting high-yield investments for the Trust's portfolio, BlackRock will seek to identify issuers and industries that BlackRock believes are likely to experience stable or improving financial conditions. BlackRock believes that this strategy should enhance the Trust's ability to earn high current income and provide opportunities for capital appreciation. BlackRock's analysis may include consideration of general industry trends, the issuer's managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. BlackRock may also consider relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

      The Trust expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. The Trust intends to utilize financial leverage in an initial amount equal to approximately 331/3% of its total assets (including the amount obtained through leverage). The Trust generally will not utilize leverage if it anticipates that the Trust's leveraged capital structure would result in a lower return to Shareholders than that obtainable over time with an unleveraged capital structure. Use of financial leverage creates an opportunity for increased income and capital appreciation for the Shareholders but, at the same time, creates special risks and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See "Other Investment Practices-Leverage" and "Risk Factors and Special Considerations-Leverage."

      In certain market conditions, BlackRock may determine that securities rated investment grade (i.e., at least Baa by Moody's or BBB by S&P or comparably rated by another Rating Agency) or U.S. Government Obligations offer significant opportunities for high income and capital growth. In such conditions, the Trust may invest less than 65% of its total assets in lower grade debt securities of U.S. issuers. In addition, the Trust may implement various temporary "defensive" strategies at times when BlackRock determines that conditions in the markets make pursuing the Trust's basic investment strategy inconsistent with the best interests of its shareholders. These strategies may include investing all or a portion of the Trust's assets in higher-quality debt securities.

      The Trust's will invest primarily in bonds, debentures, notes and other debt instruments. The Trust's portfolio securities may have fixed or variable rates of interest, and may include convertible debt obligations and convertible preferred stock, warrant and equity shares, mortgage-related securities, asset-backed securities, Bank Loans, Mezzanine Investments, government securities, collateralized bond obligations, Distressed Securities, zero-coupon securities, pay-in-kind bonds and deferred payment securities. The issuers of the Trust's portfolio securities may include domestic and foreign corporations, partnerships, trusts or similar entities, and governmental entities or their political subdivisions, agencies or instrumentalities. The Trust may invest in securities of any maturity. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Trust, the Trust may receive warrants or other non-income producing equity securities. The Trust may retain such securities, including equity shares received upon conversion of convertible securities, until BlackRock determines it is appropriate in light of current market conditions to effect a disposition of such securities.

STATISTICAL INFORMATION REGARDING HIGH-YIELD SECURITIES

      [The annualized compound total return from 1991 through , 1998 of high yield bonds, represented by the Merrill Lynch High Yield Master Index, is 15.65%. The annualized compound total return in that period for long-term treasuries, represented by the Merrill Lynch Governments, U.S. Treasury, Long Term Index (15+ Years), is 11.03%. The annualized compound total return in that period of corporate bonds, represented by the Merrill Lynch Corporate Master Index (All Maturities), is 9.97%. The annualized compound total return in that period for intermediate-term treasuries, represented by the Merrill Lynch Governments, U.S. Treasury, Intermediate Term Index (1-9.99 Years), is 7.53%. The annualized compound total return in that period of 91-day treasury bills, represented by the Merrill Lynch U.S. Treasury, 91-Day Index, is 4.73%. The Merrill Lynch High Yield Master Index is an unmanaged index of U.S. bonds and U.S. dollar-denominated bonds of non-U.S. issuers, in each case with at least $100 million par amount outstanding, with a maturity equal to or greater than one year and rated by S&P in the categories ranging from "BB+" to "C" and rated by Moody's in the categories ranging from "Ba1" to "C." The Merrill Lynch Corporate Master Index (All Maturities) is an unmanaged index of fixed-coupon U.S. investment grade bonds with at least $100 million par amount outstanding with a quality range between BBB3 and AAA based on composite Moody's and S&P ratings. The calculation of composite ratings is based on an averaging that is biased to the lower of the two ratings. The Merrill Lynch Governments, U.S. Treasury, Long Term Index (15+ Years) is an unmanaged index of all U.S. treasury notes and bonds with at least $100 million par amount outstanding and with a maturity greater than or equal to fifteen years. The Merrill Lynch Governments, U.S. Treasury, Intermediate Term Index (1-9.99 Years) is an unmanaged index of all U.S. treasury notes and bonds with at least $100 million par amount outstanding and with a maturity greater than or equal to one year and less than ten years. The Merrill Lynch U.S. Treasury, 91-Day Index is an unmanaged index which, at the beginning of every month, is comprised of the U.S. Treasury Bill with a maturity closest to, but not longer than, 91 days from that date. It is assumed that this issue is held for one month, then sold with the net proceeds reinvested in the bill selected at the beginning of the next month. Differences exist between the securities that comprise the indices shown above, particularly the Merrill Lynch High Yield Master Index, and the securities in which the Trust will invest. The Trust will not seek to match the composition or performance of any such indices. The performance of the various indices should not be viewed as indicative of the performance of the Trust.]

      In addition, past performance is no guarantee of future performance. The statistical information described above reflects a comparison of the annualized compound total return percentages of various asset classes as represented by their respective indices for the period from January 1991 through 1998. The statistical information described above does not reflect the past or future performance of the Trust. An investor cannot invest directly in an index. High yield bonds and emerging markets debt are subject to greater risks and uncertainties than other securities set forth in the statistical information described above, including U.S. Treasury securities which are guaranteed as to the payment of principal and interest by the U.S. Government.

      BlackRock believes that the credit quality of outstanding U.S. high yield debt has improved over the last decade. For example, the default loss rates (defined as the percentage of high yield bonds (based on par value) which missed any scheduled interest or principal payments (in that year, net of any recovery)) for U.S. high yield bonds were approximately 1.66%, 2.93%, 8.42%, 7.16%, 1.91%, 0.56%, 0.96%, 1.24%, 0.65% and 0.65% for
calendar years 1988, 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996 and
1997, respectively. The statistical information with respect to historical default loss rates is based on information contained in Edward I. Altman and Vellore M. Kishore, Defaults and Returns on High Yield Bonds: Analysis through 1997 (New York University Salomon Center 1998), and is intended to demonstrate default loss-rate trends over the period indicated. It should not be reviewed as a definitive indication of the relative magnitude of changes in credit quality from year to year. Although other methods of analyzing default experience, such as comparing default experience of seasoned issues, would produce different relative figures, BlackRock believes that the foregoing default loss-rate data evidence a general trend of improving credit quality.

      For the period January 1, 1989 through December 31, 1997, the cumulative gross default rate for high yield corporate bonds was 38.34%. This figure represents the probability that a high yield bond issued on January 1, 1989 would default by December 31, 1997. The rate is based on the ratio of the number of issuers that defaulted on high yield bonds outstanding on January 1, 1989 to the number of issuers at risk of defaulting on such bonds as of such date and is based only on bonds that have been rated by Moody's. The foregoing is derived from information obtained by the Trust from the February 1998 issue of a Moody's publication entitled "Historical Default Rates of Corporate Bond Issuers, 1920-1997."

      The market of outstanding high yield securities has generally increased since 1977. The aggregate outstanding principal amount of high yield securities was approximately $24.0 billion, $26.0 billion, $28.0 billion, $30.0 billion, $32.0 billion, $35.0 billion, $43.0 billion, $59.0 billion, $83.3 billion, $138.4 billion, $182.8 billion, $207.3 billion, $244.2 billion, $214.6 billion, $200.9 billion, $199.6 billion, $233.6 billion, $271.5 billion, $296.9 billion, $352.7 billion and $452.3 billion for calendar years 1977, 1978, 1979, 1980, 1981, 1982, 1983, 1984, 1985,
1986, 1987, 1988, 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996 and 1997,
respectively. The statistical information with respect to historical outstanding principal amounts of high yield securities is based on information the Trust obtained from Chase Securities Inc.

PORTFOLIO SECURITIES

      LOWER GRADE SECURITIES. The Trust generally will invest in securities rated below investment grade such as those rated Ba or lower by Moody's and BB or lower by S&P or securities comparably rated by other Rating Agencies or in unrated securities determined by BlackRock to be of comparable quality. Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P are in default and the payment of interest and/or repayment of principal is in arrears. See "Appendix A-Description of Corporate Bond Ratings" for additional information concerning rating categories.

      Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value.

      The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility also is inversely related to coupon. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Trust's relative Share price volatility.

      Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

      The ratings of Moody's, S&P and the other Rating Agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety or interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, BlackRock also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Trust invests in lower grade securities that have not been rated by a Rating Agency, the Trust's ability to achieve its investment objective will be more dependent on BlackRock' credit analysis than would be the case when the Trust invests in rated securities.

      ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES. The Trust may invest up to 30% of its total assets in zero coupon, pay-in-kind or deferred payment lower grade securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are required each year, for federal income tax purposes, to accrue income with respect to these securities as if it were actually received. Because the Trust must distribute this notional non-cash income to Shareholders, to the extent that Shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares the Trust will have fewer assets with which to purchase income producing securities. The Trust accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities are subject to greater fluctuation in value and may have lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Trust may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

      Commercial Mortgage-Related Securities. Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

      The Trust may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

      The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-to-four family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-to-four family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

      Government-Agency Securities. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

      Government-Related Securities. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Private Entity Securities. These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Trust or the price of the Trust's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

      Collateralized Mortgage Obligations ("CMOs"). A CMO is a multi-class bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Trust also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Trust's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

      Stripped Mortgage-Backed Securities. The Trust also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Trust may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

      Real Estate Investment Trusts. A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act.

      Adjustable-Rate Mortgage Loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

      Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      ASSET-BACKED SECURITIES. Asset-backed securities are a form of derivative securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Trust may invest in these and other types of asset-backed securities that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Trust with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

      BANK LOANS. The Trust may invest up to 25% of its total assets in Bank Loans denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co- Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Trust may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "Participation Interests"). Co-Lenders and Participants interposed between the Trust and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Trust also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Trust and the Borrower. In such cases, the Trust would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Trust's rights against the Borrower but also for the receipt and processing of payments due to the Trust under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Trust may be subject to delays, expenses and risks that are greater than those that would be involved if the Trust would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Trust may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Trust may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Trust were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Trust might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

      MEZZANINE INVESTMENTS. The Trust may invest up to 15% of its total assets in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinated to other obligations of the issuer.

      In connection with its purchase of mezzanine investments, the Trust may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Trust could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

      COLLATERALIZED BOND OBLIGATIONS. The Trust may invest up to 15% of its total assets in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield, public or private fixed income securities. These may be fixed pools or may be "market value" or managed pools of collateral. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e. money that is left over after the higher tranches have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool. Under normal market conditions, the Trust expects to invest in the lower tranches of CBOs.

      DISTRESSED SECURITIES. The Trust may invest up to 10% of its total assets in Distressed Securities. Investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Trust to bear certain extraordinary expenses (including legal, accounting, valuation and transaction expenses) in order to protect and recover its investment. Therefore, to the extent the Trust invests in Distressed Securities, the Trust's ability to achieve current income for its Shareholders may be diminished. The Trust also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Distressed Securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Distressed Securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by the Trust, there can be no assurance that the securities or other assets received by the Trust in connection with such exchange offer or plan or reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Trust upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Trust's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Trust may be restricted from disposing of such securities. See "Risk Factors and Special Considerations."

      FOREIGN SECURITIES. The Trust may invest up to 35% of its total assets in Foreign Securities, which may include debt securities issued by foreign governments and other sovereign entities and debt securities issued by foreign corporations. Under normal market conditions, the Trust will not hold any Foreign Securities of emerging market issuers, and, in the event the Trust decides to hold any such Foreign Securities of emerging market issuers, such securities will not comprise more than 10% of the Trust's net assets. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of such securities usually are held outside the United States, the Trust will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      CONVERTIBLE SECURITIES. The Trust may invest in convertible securities, which are income securities that may, at the holder's option, be converted into or exchanged for a prescribed amount of equity securities of the same or a different issuer within a particular period of time. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to shares of common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stock. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

      VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The Trust may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Trust with a certain degree of protection against rises in interest rates, although the Trust will participate in any declines in interest rates as well. The Trust also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

      EQUITY SECURITIES. The Trust may invest up to 20% of its total assets in common stock, warrants, preferred stock or other equity securities of U.S. and foreign issuers when consistent with the Trust's objectives. The Trust will generally, but not exclusively, hold such investments as a result of purchases of unit offerings of debt securities which include such securities or in connection with an actual or proposed conversion or exchange of debt securities. The Trust will treat investments acquired in this manner, together with any holdings of convertible securities, as debt securities for purposes of its policy to invest at least 65% of its total assets, under normal market conditions, in high yield debt securities. The Trust may also purchase equity securities not associated with debt securities when, in the opinion of the investment manager, such purchase is appropriate.

      STRIPPED SECURITIES. The Trust may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Such stripped securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A stripped security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of such securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than coupon securities having similar maturities and credit qualities.

      U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

                         OTHER INVESTMENT PRACTICES

      The Trust may utilize other investment practices and portfolio management techniques as set forth below.

LEVERAGE

      The Trust expects to utilize leverage through borrowings or issuance of debt securities or preferred shares. The Trust intends to utilize leverage in an initial amount equal to approximately 331/3% of its total assets (including the amount obtained from leverage). The Trust generally will not utilize leverage if it anticipates that the Trust's leveraged capital structure would result in a lower return to Shareholders than that obtainable if the Shares were unleveraged for any significant amount of time. The use of leverage by the Trust creates an opportunity for increased net income and capital appreciation for the Shares, but, at the same time, creates special risks. The Trust also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise may require untimely dispositions of Trust securities. Subject to applicable regulatory requirements, the Trust at times may borrow from affiliates of BlackRock, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

      The concept of leveraging is based on the premise that the cost of the assets to be obtained from leverage will be based on short-term rates which normally will be lower than the return earned by the Trust on its longer term portfolio investments. Since the total assets of the Trust (including the assets obtained from leverage) will be invested in the higher yielding portfolio investments or portfolio investments with the potential for capital appreciation, the holders of Shares will be the beneficiaries of the incremental return. Should the differential between the underlying assets and cost of leverage narrow, the incremental return "pick up" will be reduced. Furthermore, if long-term rates rise, the net asset value of the Shares will reflect the decline in the value of portfolio holdings resulting therefrom.

      Leverage creates risks for holders of the Shares, including the likelihood of greater volatility of net asset value and market price of the Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any preferred stock may affect the return to the holders of the Shares. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Trust's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Trust will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, BlackRock in its best judgment nevertheless may determine to maintain the Trust's leveraged position if it expects that the benefits to the Trust's Shareholders of maintaining the leveraged position will outweigh the current reduced return. As discussed under "Management of the Trust," the fee paid to BlackRock will be calculated on the basis of the Trust's assets including proceeds from borrowings for leverage and the issuance of preferred stock. During periods in which the Trust is utilizing financial leverage, the investment advisory fees payable to the Investment Adviser will be higher than if the Trust did not utilize a leveraged capital structure.

      Capital raised through leverage will be subject to interest costs or dividend payments which may not exceed the income and capital appreciation on the assets purchased. The Trust also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of additional classes of preferred stock involves offering expenses and other costs and may limit the Trust's freedom to pay dividends on Shares or to engage in other activities. Borrowings and the issuance of a class of preferred stock having priority over the Trust's Shares create an opportunity for greater return per Share, but at the same time such borrowing is a speculative technique in that it will increase the Trust's exposure to capital risk. Unless the income and capital appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceed the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Trust compared with what it would have been without leverage.

      Certain types of borrowings may result in the Trust being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies, which may issue ratings for the short-term corporate debt securities or preferred stock issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede BlackRock from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies.

      Under the Investment Company Act, the Trust is not permitted to incur indebtedness unless immediately after such incurrence the Trust has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 331/3% of the Trust's total assets). Additionally, under the Investment Company Act, the Trust may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the Trust has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the Investment Company Act, the Trust is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the Trust's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Trust's total assets). In addition, the Trust is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the net asset value of the Trust's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. In the event preferred shares are issued, the Trust intends, to the extent possible, to purchase or redeem preferred shares from time to time to maintain coverage of any preferred shares of at least 200%. In addition, during any period when preferred shares are outstanding, the Investment Company Act would require that two of the Trust's Trustees be elected by holders of the preferred shares, voting separately as a class, and that during any period in which the Trust were in arrears in an amount equal to two full years' dividends on such preferred shares, a majority of the Trust's Trustees be so elected.

      The Trust's willingness to borrow money and issue new securities for investment purposes, and the amount the Trust will borrow or issue, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on BlackRock's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

      Assuming the utilization of leverage by borrowings in the amount of approximately 331/3% of the Trust's total assets, and an annual interest rate of [6.0%] payable on such leverage based on market rates as of the date of this Prospectus, the annual return on the assets attributable to the Shares that the Trust's portfolio must experience (net of expenses) in order to cover such interest payments would be [3.0%].

      The following table is designed to illustrate the effect on the return to a holder of the Trust's Shares of the leverage obtained by borrowings in the amount of approximately 331/3% of the Trust's total assets, assuming hypothetical annual returns of the Trust's portfolio of minus 10% to plus 10%. As the table shows, the leverage generally increases the return to Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

     Assumed Portfolio Return
       (net of expenses)             (10)%     (5)%      0 %      5%     10%

      Corresponding Share Return    [(15)%]   [(9)%]   [(2)%]    [5%]   [11%]

      Until the Trust borrows or issues preferred shares, the Trust's Shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in longer-term debt instruments in accordance with the Trust's investment objectives and policies.

HEDGING

      Consistent with its investment objectives and policies as set forth herein, the Trust may also enter into certain hedging transactions. In particular, the Trust may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts and may enter into various interest rate transactions (collectively, "Hedging Transactions"). Hedging Transactions may be used to attempt to protect against possible changes in the market value of the Trust's portfolio resulting from fluctuations in the debt securities markets and changes in interest rates, to protect the Trust's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these techniques may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Hedging Transaction is a function of market conditions. The Hedging Transactions that the Trust may use are described below. The ability of the Trust to hedge successfully will depend on BlackRock's ability to predict pertinent market movements, which cannot be assured.

      Interest Rate Transactions. Among the Hedging Transactions into which the Trust may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The Trust expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions as a hedge and not as a speculative investment. The Trust will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

      The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. Inasmuch as these Hedging Transactions are entered into for good faith hedging purposes, BlackRock and the Trust believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The Trust will accrue the net amount of the excess, if any, of the Trust's obligations over its entitlements with respect to each interest rate swap on a daily basis and will segregate with a custodian an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess. The Trust will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. [The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.]

      Futures Contracts and Options on Futures Contracts. In connection with its hedging and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery ("future contracts") of debt securities, aggregates of debt securities, financial indices, and U.S. Government debt securities or options on the foregoing to hedge the value of its portfolio securities that might result from a change in interest rates or market movements. The Trust will engage in such transactions only for bona fide hedging, risk management and other appropriate portfolio management purposes, in each case, in accordance with the rules and regulations of the Commodity Futures Trading Commission.

      Credit Derivatives. The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If BlackRock is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used. Moreover, even if BlackRock is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Trust. The Trust's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Trust's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

      Calls on Securities, Indices and Futures Contracts. In order to enhance income or reduce fluctuations in net asset value, the Trust may sell or purchase call options ("calls") on securities and indices based upon the prices of debt securities that are traded on U.S. securities exchanges and in the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be "covered"as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy the underlying instrument or index at a fixed price. Calls on futures contracts on Securities written by the Trust must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.

      Puts on Securities, Indices and Futures Contracts. As with calls, the Trust may purchase put options ("puts") on Securities (whether or not it holds such securities in its portfolio). For the same purposes, the Trust may also sell puts on Securities financial indices and puts on futures contracts on Securities if the Trust's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust's assets would be required to cover its potential obligation under its hedging and other investment transactions. In selling puts, there is a risk that the Trust may be required to buy the underlying instrument or index at higher than the current market price.

      Appendix B contains further information about the characteristics, risk and possible benefits of Hedging Transactions and the Trust's other policies and limitations (which are not fundamental policies) relating to investment by the Trust in futures contracts and options. The principal risks relating to the use of futures and other Hedging Transactions are:
(i) less than perfect correlation between the prices of the hedging instrument and the market value of the securities in the Trust's portfolio;
(ii) possible lack of a liquid secondary market for closing out a position in such instruments; (iii) losses resulting from interest rate or other market movements not anticipated by BlackRock; and (iv) the obligation to meet additional variation margin or other payment requirements.

      Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Hedging Transactions. See "Taxes".

REVERSE REPURCHASE AGREEMENTS

      The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment. The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage described under "Risk Factors and Special Considerations" and "-Leverage" since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Trust enters into a reverse repurchase agreement, it may establish and maintain a segregated account with the custodian containing liquid instruments having a value not less than the repurchase price (including accrued interest). If the Trust establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Trust; however, under circumstances in which the Trust does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Trust's limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

      If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

LENDING OF SECURITIES

      The Trust may lend its portfolio securities to Qualified Institutions. By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan. any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the 1940 Act, which currently require that (i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (iii) the loan be made subject to termination by the Trust at any time and (iv) the Trust receive reasonable interest on the loan (which may include the Trust's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 331/3% of the value of the Trust's total assets (including such loans). Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by BlackRock, and will be considered in making decisions with respect to lending of securities, subject to review by the Trust's board of directors.

      The Trust may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

      The Trust may purchase Securities on a "when-issued" basis and may purchase or sell Securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Trust disposes of the right to acquire a when-issued Security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will segregate with the custodian cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, actual or anticipated, in the level of interest rates. Securities purchased with a forward commitment or when-issued basis may expose the Trust to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risks that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Trust is fully invested may result in greater potential fluctuation in the value of the Trust's net assets and its net asset value per share.

ILLIQUID SECURITIES

      When purchasing securities that have not been registered under the Securities Act, and are not readily marketable, the Trust will endeavor, to the extent practicable, to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Trust's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. The Trust may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act ("Rule 144A Securities"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Trust pursuant to Rule 144A under the Securities Act, the Trust intends to treat such securities as liquid securities in accordance with procedures approved by the Trust's Board of Trustees. Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Trust's Board of Trustees has directed BlackRock to monitor carefully the Trust's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Trust's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

                  RISK FACTORS AND SPECIAL CONSIDERATIONS

      Investors are advised to consider carefully the special risks involved in investing in the Trust.

GENERAL

      The Trust is a newly organized, non-diversified, closed-end management investment company and has no operating history. Accordingly, the Shares are designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the Trust's Shares will fluctuate with interest rate changes as well as with price changes of the Trust's portfolio securities and these fluctuations are likely to be greater in the case of a Trust having a leveraged capital structure, as contemplated for the Trust.

LOWER GRADE SECURITIES

      Lower grade securities are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Lower grade securities are commonly referred to as "junk bonds." Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. Other than with respect to Distressed Securities, discussed below, the lower grade securities in which the Trust may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Trust purchases a particular security, in which case the Trust may experience losses and incur costs.

      Lower grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Trust. If a call were exercised by the issuer during a period of declining interest rates, the Trust is likely to have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Trust and dividends to shareholders.

      Lower grade securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of lower grade securities than on higher-rated fixed-income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Trust's net asset value. Recently, demand for lower grade securities has increased significantly and the difference between the yields paid by lower grade securities and investment grade bonds (i.e., the "spread") has narrowed. To the extent this differential increases, the value of lower grade securities in the Trust's portfolio could be adversely affected.

      Like higher-rated fixed-income securities, lower grade securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the lower grade securities market, which market may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for lower grade securities by various dealers. As a result, during periods of high demand in the lower grade securities market, it may be difficult to acquire lower grade securities appropriate for investment by the Trust. Adverse economic conditions and investor perceptions thereof (whether or not based on economic reality) may impair liquidity in the lower grade securities market and may cause the prices the Trust receives for its lower grade securities to be reduced. In addition, the Trust may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Trust's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuers. Under such conditions, judgment may play a greater role in valuing certain of the Trust's portfolio instruments than in the case of instruments trading in a more liquid market. In addition, the Trust may incur additional expense to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES.

      The Trust may invest in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers. The Trust's investments in commercial mortgage-backed securities ("CMBS") will typically consist of CMBS which are subordinated to more senior classes of such securities ("Subordinated CMBS"). CMBS are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. Assets underlying CMBS may relate to only a few properties or to a single property. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases, there may be prohibitions on principal prepayments for several years following origination.

      CMBS generally are structured to protect the senior class investors against potential losses on the underlying mortgage loans. This is generally provided by having the Subordinated CMBS take the first loss on any defaults on the underlying commercial mortgage loans. In general, Subordinated CMBS are entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such Subordinated CMBS are subject to a substantially greater risk of nonpayment than are senior classes of CMBS. Even within a class of subordinate securities, most CMBS are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss Subordinated CMBS will absorb any principal losses before any higher loss position Subordinated CMBS.

      The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Trust, the maturity of mortgage-related and other asset-backed securities held by the Trust will be based on estimates of average life which take prepayments into account.

      The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Trust will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage related or asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Trust purchases mortgage-related or asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Trust's principal investment to the extent of premium paid.

      Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Trust, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Trust. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Trust may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a rating agency. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Trust's mortgage-related securities to decrease broadly, the Trust's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

      Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.

      Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

BANK LOANS

      The Trust may invest up to 25% of its total assets in secondary market purchases of loans extended to corporate borrowers by commercial banks and other financial institutions ("Bank Loans"). As in the case of junk bonds, the Bank Loans in which the Trust may invest may be rated in the lower rating categories of the Rating Agencies, or may be unrated investments of comparable quality. As in the case of junk bonds, such Bank Loans can be expected to provide higher yields than lower-yielding, higher quality fixed income securities buy may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Bank Loans and junk bonds. Bank Loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Bank Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Bank Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. On the other hand, the secondary dealer market for Bank Loans is not so well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.

DISTRESSED SECURITIES

      The Trust may invest up to 10% of its total assets in securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Trust or are rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P) or which, if unrated, are in the judgment of BlackRock of equivalent quality ("Distressed Securities"). Investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Trust to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Trust pursues its secondary objective of capital appreciation through investment in Distressed Securities, the Trust's ability to achieve current income for its Shareholders may be diminished.

FOREIGN SECURITIES

      The Trust may invest up to 35% of its total assets in debt securities of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational foreign currency units ("Foreign Securities"). The Trust's investments in Foreign Securities may include debt securities issued by foreign governments and other sovereign entities and debts securities issued by foreign corporations. Typically, the Trust will not hold any Foreign Securities of emerging market issuers, and in any case such securities will not comprise more than 10% of the Trust's net assets. Investments in such securities are particularly speculative. Investing in Foreign Securities involves certain risks not involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain investments in Foreign Securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.

      Investments in securities of foreign issuers may involve additional risks arising from differences between U.S. and foreign securities markets (including, among other things, less volume, much greater price volatility and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation), from changes in currency exchange rates, from high and volatile rates of inflation and, as with domestic multinational corporations, from fluctuating interest rates.

      In addition, there may be less publicly available information about a foreign issuer, especially one located in an emerging market country, than about comparable U.S. issuers, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected if the financial statements had been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Trust to obtain or enforce a judgment against the issuers of such obligations.

      Investments in foreign sovereign debt securities, especially in emerging market countries, will expose the Trust to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Trust may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

      Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capita base to expand business operations, and the possibility of temporary or permanent termination of trading. Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects of the economies and securities markets or certain emerging market countries. Typically, the Trust will not hold any Foreign Securities of emerging market issuers, and, if it does, such securities will not comprise more than 10% of the Trust's net assets.

      As a result of these potential risks, BlackRock may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Trust may invest in countries in which foreign investors, including BlackRock, have had no or limited prior experience.

LEVERAGE

      The use of leverage by the Trust creates an opportunity for increased net income and capital growth for the Shares, but, at the same time, creates special risks. The Trust intends to utilize leverage to provide the holders of Shares with a potentially higher return. Leverage creates risks for holders of Shares including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares may affect the return to the holders of Shares. To the extent the income or capital appreciation derived from securities purchased with Trusts received from leverage exceeds the cost of leverage, the Trust's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Trusts is not sufficient to cover the cost of leverage, the return to the Trust will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, BlackRock in its best judgment nevertheless may determine to maintain the Trust's leveraged position if it expects that the benefits to the Trust's Shareholders of maintaining the leveraged position will outweigh the current reduced return. During periods in which the Trust is utilizing financial leverage the management and administrative fees payable to BlackRock will be higher than if the Trust did not utilize a leveraged capital structure. Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies, which may issue ratings for the corporate debt securities or preferred shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede BlackRock from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies. The Trust at times may borrow from affiliates of BlackRock, provided that the terms of such borrowings are no less favorable than those available from comparable sources of Trusts in the marketplace. As discussed under "Management of the Trust," the fee paid to BlackRock will be calculated on the basis of the Trust's assets including proceeds from borrowings for leverage and the issuance of preferred shares.

ILLIQUID SECURITIES

      The Trust may invest in securities for which no readily available market exists or are otherwise considered illiquid. The Trust may not be able readily to dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

MARKET PRICE, DISCOUNT AND NET ASSET VALUE OF SHARES

      Shares of closed-end investment companies in the past frequently have traded at a discount to their net asset values. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors purchasing Shares in the initial public offering and expecting to sell the Shares soon after the completion thereof. Whether investors will realize gains or losses upon the sale of Shares will not depend directly upon the Trust's net asset value, but will depend upon the market price of the Shares at the time of sale. Since the market price of the Shares will be determined by such factors as relative demand for and supply of the Shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot predict whether the Shares will trade at, below or above net asset value or at, below or above the initial offering price. The Shares are designed primarily for long-term investors, and investors in the Shares should not view the Trust as a vehicle for trading purposes.

ANTI-TAKEOVER PROVISIONS

      The Trust's Agreement and Declaration of Trust (the "Trust Agreement") contains provisions limiting (i) the ability of other entities or persons to acquire control of the Trust, (ii) the Trust's freedom to engage in certain transactions, and (iii) the ability of the Trust's Trustees or Shareholders to amend the Trust Agreement. These provisions of the Trust Agreement may be regarded as "anti-takeover" provisions. These provisions could have the effect of depriving the Shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust in a tender offer or similar transaction.

YEAR 2000 RISKS

      Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by BlackRock and the Trust's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." BlackRock is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Trust's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust.

                          INVESTMENT RESTRICTIONS

      The Trust has adopted the following investment restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority of the Trust's outstanding voting shares (as defined in the Investment Company Act). All other investment policies of the Trust are considered non-fundamental and may be changed by the Board of Trustees of the Trust without prior approval of the Trust's outstanding voting shares. The Trust may not:

            1. Purchase any security if as a result 25% or more of the total assets of the Trust would be invested in the securities of issuers having their principal business activities in the same industry, provided that there shall be no such limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

            2. Purchase commodities or commodity contracts, except that the Trust may purchase and sell options, futures contracts and options thereon and may engage in interest rate and foreign currency transactions.

            3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, except that the Trust may purchase and sell securities that are secured by, or issued by companies that invest or deal in, real estate, oil, gas or other minerals, or interests therein.

            4. Issue senior securities or borrow money except as permitted by the Investment Company Act.

            5. Make loans to others, except through the purchase of debt obligations (including Bank Loans) and the entry into repurchase agreements. However, the Trust may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees.

      6. Act as an underwriter of securities of other issuers, except to the extent the Trust may be deemed an underwriter under the Securities Act, by virtue of its purchase or sale of portfolio securities.

            7. Invest in the securities of a company for the purpose of exercising management or control, but the Trust will vote the securities it owns in its portfolio as a shareholder or otherwise exercise its rights in accordance with the terms of the securities in accordance with its views.

            8. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, options on futures contracts, swaps, caps, collars and floors.

            9. Purchase securities of other investment companies, except to the extent permitted under the Investment Company Act.

                           TERMS OF THE OFFERING

      General. In connection with the scheduled liquidation of The BlackRock 1998 Term Trust Inc. (the "1998 Term Trust") on or about December 31, 1998, the Trust is offering to the holders of record as of the close of business on November __, 1998 (the "Record Date") of commons shares of the 1998 Term Trust (the "1998 Term Trust Shares") the right to request to subscribe (the "Subscription Rights") for common shares of the Trust (the "Shares") at a price of $15.00 per Share (the "Subscription Price"), without paying a sales charge. As described below under "-Liquidation of the 1998 Term Trust," Record Date holders of 1998 Term Trust Shares who exercise their Subscription Rights may direct that all or a portion of their scheduled liquidating distribution from the 1998 Term Trust be applied to pay the Subscription Price for the Shares. The Trust is also offering Subscription Rights to Record Date holders of common shares of each other closed-end investment company for which BlackRock acts as investment adviser (together with the 1998 Term Trust, the "BlackRock Trusts"). As described below under "-Minimum Offering Amount," the Trust reserves the right to offer Shares to clients of the Dealer Managers who may not be Record Date Eligible Shareholders.

      Subscription Privilege of Record Date Eligible Shareholders. The Subscription Rights allow the Record Date holders of common shares (the "BlackRock Trust Shares") of each BlackRock Trust, including the 1998 Term Trust (the "Eligible Shareholders"), to request to subscribe for Shares in the Trust's initial public offering (the "Offering") at a rate of one Share for each BlackRock Trust Share held on the Record Date (the "Subscription Privilege"). Attached to this Prospectus as Appendix C is a Subscription Rights Exercise and Application Form (the "Subscription Form"). Eligible Shareholders may indicate, on the Subscription Form, how many additional Shares, if any, they would like to request to subscribe for in addition to the Shares they may request to subscribe for pursuant to the Subscription Privilege.

      Subscription Price; Minimum Purchase. The Subscription Price for the Shares to be issued pursuant to the Offering is $15.00 per Share, without payment of a sales charge. BlackRock or an affiliate (not the Trust) from its own assets will pay a commission to the Dealer Managers in connection with sales of Shares in the Offering. The minimum purchase in the Offering is 100 Shares ($1,500). Holders of fewer than 100 BlackRock Trust Shares will be able to request to purchase 100 Shares pursuant to the Subscription Privilege and may request additional Shares as described above.

      Minimum Offering Amount. The Board of Trustees of the Trust has determined not to consummate the Offering unless requests to subscribe for
at least [         ] Shares (the "Minimum Offering Amount") are received in
the Offering. In connection with the Minimum Offering Amount, the Trust reserves the right to offer Shares to clients of the Dealer Managers who may not be Record Date Eligible Shareholders. Such clients may request to subscribe for Shares of the Trust at the Subscription Price by contacting their broker-dealer.

      Expiration of the Subscription Rights. The Subscription Rights will expire at 5:00 p.m., New York City time, on December __, 1998, unless the Offering is extended by the Trust until 5:00 p.m., New York City time, on December __, 1998 (the "Expiration Date"). The right to request to subscribe for Shares in the Offering will expire on the Expiration Date and thereafter the Subscription Rights may not be exercised.

      Non-Transferability of Subscription Rights. The Subscription Rights are non-transferable and, therefore, may not be purchased or sold. The Subscription Rights are granted to Record Date Eligible Shareholders, which term, for purposes of the Offering, includes (i) the person or persons who are the owners, co-owners and beneficiaries of the account in which the BlackRock Trust Shares are held (collectively, the "Designated Persons") and (ii) any account (including a trust, Individual Retirement Account, qualified plan account or other similar arrangement) for which any Designated Person is directly or indirectly an owner, a co-owner or a beneficiary.

      Method of Exercise of Subscription Rights. Requests to subscribe for Shares pursuant to the exercise of Subscription Rights may only be made, and Shares may only be purchased in the Offering through, the Dealer Managers or through other broker-dealers and financial institutions participating in the Offering. Eligible Shareholders seeking to participate in the Offering should contact their broker or financial adviser who can, on behalf of the Eligible Shareholder, complete the Subscription Form attached to this Prospectus and arrange for payment for the Shares on behalf of the Eligible Shareholder. In the event an Eligible Shareholder does not have a broker or financial adviser or in the event an Eligible Shareholder's broker or financial adviser is not participating in the Offering, such Eligible Shareholder should contact the Dealer Managers at the address and telephone number listed below, and the Dealer Managers can, on behalf of such Eligible Shareholder, complete the Subscription Form and arrange for payment for the Shares on behalf of the Eligible Shareholder. [Subscription Rights may also be exercised by an Eligible Shareholder by contacting a broker or financial adviser who can arrange, on behalf of the Eligible Shareholder, to guarantee delivery of payment for Shares and of a properly completed Subscription Form a "Notice of Guaranteed Delivery"). A fee may be charged for this service.] Completed Subscription Forms or Notices of Guaranteed Delivery must be received by the Subscription Agent prior to 5:00 p.m., New York City time, on the Expiration Date.

                              [Dealer Managers]
                            c/o _________________
                            _____________________
                            _____________________

Eligible Shareholders Whose BlackRock Trust Shares Are Held By A Nominee. Eligible Shareholders whose BlackRock Trust Shares are held by a nominee such as a broker or trustee must contact the nominee to exercise their Subscription Rights. In that case, the nominee will complete the Subscription Form on behalf of the Eligible Shareholder and arrange for payment for the Shares.

Nominees. Nominees who hold BlackRock Trust Shares for the account of others should notify the respective beneficial owners of such BlackRock Trust Shares as soon as possible to ascertain such beneficial owners' intentions and to obtain instructions with respect to exercising the Subscription Rights. If the beneficial owner so instructs, the nominee should complete the Subscription Form and submit it to the Subscription Agent.

      Subscription Agent. The Subscription Agent is State Street Bank and Trust Company (the "Subscription Agent"). The Subscription Agent is also the Trust's transfer agent, dividend-paying agent and registrar for the Shares. Questions regarding the Subscription Form should be directed to State Street Bank and Trust Company, Two Heritage Drive, North Quincy, Massachusetts 02171 U.S.A. (800) 426- 5523 (toll free); Eligible Shareholders may also consult their brokers or nominees. Completed Subscription Forms must be sent for all Shares requested to be purchased in the Offering by one of the methods described below. [Alternatively, Notices of Guaranteed Delivery may be sent by facsimile to (617) 794- 6333 to be received by the Subscription Agent prior to 5:00 P.M., New York City time, on the Expiration Date. Facsimiles should be confirmed by telephone at
(617) 794-6388.]

            (1) BY FIRST CLASS MAIL OR EXPRESS MAIL:
                  State Street Bank and Trust Company
                  Corporate Reorganization
                  P.O. Box 9061
                  Boston, Massachusetts  02205-8686

            (2) BY EXPRESS MAIL OR OVERNIGHT COURIER:
                  State Street Bank and Trust Company
                  Corporate Reorganization
                  c/o Boston EquiServe
                  70 Campanelli Drive
                  Braintree, Massachusetts 02184

            (3) BY HAND:
                  Bank of Boston
                  c/o Boston EquiServe
                  55 Broadway - 3rd Floor
                  New York, New York 10006

[The Subscription Agent will receive a fee estimated to be $_____________, including reimbursement for all out-of-pocket expenses related to the Offering.]

      Payment for Shares. Except as described below under "-Liquidation of the 1998 Term Trust," payment for Shares requested to be subscribed for in the Offering must be made to the Dealer Managers or other broker-dealers or financial institutions participating in the Offering. Eligible Shareholders seeking to participate in the Offering should contact their broker or financial adviser who can, on behalf of the Eligible Shareholder, arrange for payment for the Shares on behalf of the Eligible Shareholder. In the event an Eligible Shareholder does not have a broker or financial adviser or in the event an Eligible Shareholder's broker or financial adviser is not participating in the Offering, such Eligible Shareholder should contact the Dealer Managers at the address and telephone number listed above under "-Method of Exercise of Subscription Rights" and the Dealer Managers can, on behalf of such Eligible Shareholder, arrange for payment for the Shares on behalf of the Eligible Shareholder. NO MONIES OR PAYMENT FOR SHARES REQUESTED TO BE SUBSCRIBED FOR IN THE OFFERING SHOULD BE DELIVERED TO THE SUBSCRIPTION AGENT. ANY DELIVERIES OF MONIES TO THE SUBSCRIPTION AGENT WILL BE RETURNED WITHOUT INTEREST.

      Liquidation of the 1998 Term Trust. Among the BlackRock Trusts is The BlackRock 1998 Term Trust Inc. (the "1998 Term Trust"). The 1998 Term Trust is a diversified, closed-end management investment company that completed its initial public offering in ____________ and is listed on the NYSE under the symbol "BBT". The investment objective of the 1998 Term Trust is to manage a portfolio of high quality securities that will return $10 per share to investors on or shortly before December 31, 1998 while providing high monthly income. The 1998 Term Trust will [liquidate its portfolio of securities] on or shortly before December 31, 1998 and will distribute substantially all of the cash comprising its net assets to the holders of shares of the 1998 Term Trust ("1998 Term Trust Shareholders") on or about such date (the "Liquidating Distribution"). 1998 Term Trust Shareholders who are Eligible Shareholders and who wish to participate in the Offering, may, on the Subscription Form, instruct the Subscription Agent (who is also the agent of the 1998 Term Trust in connection with the Liquidating Distribution) to deliver that portion of the Liquidating Distribution equal to the aggregate Subscription Price for Shares of the Trust requested to be subscribed for by such 1998 Term Trust Shareholder to the Dealer Managers for delivery to the Trust in connection with the purchase by the Dealer Managers of the Shares. Any remaining portion of the Liquidating Distribution above such aggregate Subscription Price will be paid to the 1998 Term Trust Shareholder in accordance with the terms of the plan of liquidation of the 1998 Term Trust. 1998 Term Trust Shareholders who do not exercise their Subscription Rights will be paid their pro rata portion of the Liquidating Distribution in accordance with the terms of the plan of liquidation of the 1998 Term Trust. In the event the Offering is not consummated for any reason, 1998 Term Trust Shareholders who requested to subscribe for Shares in the Offering will be paid their pro rata portion of the Liquidating Distribution in accordance with the terms of the plan of liquidation of the 1998 Term Trust.

      Sale of Shares to the Dealer Managers. Based upon the requests for Shares received by the Subscription Agent in connection with the exercise of Subscription Rights, and upon other indications of interest received from clients of the Dealer Managers who may not be Record Date Eligible Shareholders, on the Expiration Date the Trust will sell, and the Dealer Managers will agree to purchase for distribution, the number of Shares set forth opposite their names under "Distribution". The Dealer Managers are committed to purchase all of such Shares for distribution if any such Shares are purchased. The Shares will commence trading on the New York Stock Exchange on the business day immediately following the Expiration Date. It is expected that delivery and payment for the Shares will take place on the third business day after the commencement of such trading (the "Settlement Date"). Confirmations for all Shares purchased by Eligible Shareholders and such clients of the Dealer Managers will be sent on or before the Settlement Date.

      All questions as to the validity, form, eligibility (including times of receipt and matters pertaining to beneficial ownership) and the acceptance of the Subscription Forms and other requests to subscribe for Shares in the Offering will be determined by the Dealer Managers, which determinations will be final and binding. The Dealer Managers reserve the absolute right to reject any or all requests for subscriptions for Shares not properly submitted or the acceptance of which would, in the opinion of counsel for the Dealer Managers, be unlawful. The Dealer Managers also reserve the right to waiver any irregularities or conditions, and the interpretations of the Dealer Managers of the terms and conditions of the Offering shall be final and binding. Any irregularities in connection with requests for subscriptions for Shares must be cured within such time as the Dealer Managers shall determine unless waived. None of the Trust, the Dealer Managers nor the Subscription Agent shall be under any duty to give notification of defects in such requests for subscriptions for Shares or incur any liability for failure to give such notifications. Requests for subscriptions for Shares will not be deemed to have been made until such irregularities have been cured or waived.


                          MANAGEMENT OF THE TRUST

      BlackRock, Inc., a global asset management company with approximately $120 billion of assets under management, will act as the Trust's Investment Adviser. The Investment Adviser is a wholly-owned subsidiary of PNC Asset Management Group. The Investment Adviser has entered into a sub-advisory agreement with BlackRock, pursuant to which the responsibilities of managing the Trust's portfolio on a daily basis have been delegated to BlackRock. BlackRock was founded in 1988 and has expertise in the government, mortgage, corporate, asset-backed, municipal, non-dollar and high yield sectors of the fixed income securities market. BlackRock currently has over $51 billion in discretionary fixed income assets under management invested in a broad array of fixed income products across the yield curve.

INVESTMENT ADVISORY AGREEMENT

      Pursuant to the Investment Advisory Agreement (the "Advisory Agreement"), the Trust has retained the Investment Adviser to manage the investment of the Trust's assets and to provide such investment research, advice and supervision, in conformity with the Trust's investment objective and policies, as may be necessary for the operations of the Trust.

      The Advisory Agreement provides, among other things, that the Investment Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the Advisory Agreement (including the fees and expenses of BlackRock) and will pay all directors' fees and salaries of the Trust's trustees and offices who are affiliated persons (as such term is defined in the Investment Company Act) of the Investment Adviser except that the Board of Trustees may approve reimbursement for the time spent on Trust operations of the Investment Adviser's personnel who spend substantial time on the operations (other than the provision of investment advice) of the Trust or other investment companies advised by the Investment Adviser. The Advisory Agreement provides that the Trust shall pay to the Investment Adviser a monthly fee for its services at the annual rate of [1.05%] of the Trust's average weekly value of the total assets of the Trust minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets").

      Although the Investment Adviser intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of the Investment Adviser are not exclusive and the Investment Adviser provides similar services to other investment companies and other clients and may engage in other activities.

      The Advisory Agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Trust or any of the Trust's Shareholders for any act or omission by the Investment Adviser in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust's Shareholders and provides for indemnification by the Trust of the Investment Adviser, its partners, members, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

      The Advisory Agreement was approved by BlackRock, as the Trust's initial shareholder, on [November] ___, 1998, and by the Trust's Board of Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act), on [November] ___, 1998. The Advisory Agreement will be submitted to Shareholders for their approval at the first meeting of shareholders of the Trust. The Advisory Agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of the Trust (as such term is defined in the Investment Company Act) and
(2) by the vote of a majority of the Trustees, who are not parties to such Agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as a whole at any time by the Trust, without the payment of any penalty, upon the vote of a majority of the Trust's Board of Trustees or a majority of the outstanding voting securities of the Trust or by the Investment Adviser, on 60 days' written notice by either party to the other. The Advisory Agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

PORTFOLIO MANAGEMENT TEAM

      DENNIS SCHANEY, Managing Director of BlackRock and Head of the High Yield Team. Mr. Schaney has primary responsibility for BlackRock's high yield efforts. Prior to joining BlackRock in 1998, Mr. Schaney spent nine years with Merrill Lynch where he was a Managing Director in the firm's Global Fixed Income Research and Economics Department. During the time Mr. Schaney managed Merrill's Corporate and Municipal Bond Research Departments, the group became the top-ranked Fixed Income Research Department according to industry polls. Mr. Schaney's specific sector specialties included the media, entertainment, and cable sectors for both the high yield and investment grade markets for which he was named to Institutional Investor's All American Fixed Income Team for five of the last six years. In addition, throughout his career, Mr. Schaney has covered the Auto, Transportation, Technology and Aerospace industries. Mr. Schaney began his investment career with Standard & Poor's, followed by four years with The First Boston Corporation; two years as an analyst in the firm's Fixed Income and Research Department and two years as a Vice President in the firm's Investment Banking Department. Mr. Schaney earned a BS degree in finance from the University of Bridgeport and an MS degree in financial management from Fairfield University. He is a member of the Fixed Income Analyst Society.

      MICHAEL C. BUCHANAN, CFA, Director of BlackRock. Mr. Buchanan has primary responsibility for trading and overseeing risk management for the High Yield Team. Prior to joining BlackRock in 1998, Mr. Buchanan was a Vice President at Conseco Capital Management ("CCM") where he was a portfolio manager responsible for high yield debt, bank loan and emerging markets debt trading. He also oversaw investment grade corporate bond trading. At CCM, Mr. Buchanan managed two high yield mutual Trusts, and was involved in the management and oversight of three high yield debt CBOs and a bank loan CLO. Prior to assuming trading responsibilities in the high yield debt area, Mr. Buchanan's previous experience at CCM included credit research on the aerospace, defense and paper/forest products sectors and convertible securities trading. Mr. Buchanan graduated from Brown University with a BA in business economics and organizational behavior/management. He is a Chartered Financial Analyst and is on the Indianapolis Society of Financial Analysts.

      MARK J. WILLIAMS, Director of BlackRock. Mr. Williams has primary responsibility for originating and evaluating Bank Loan investments for the High Yield Team. He is also involved in the evaluation and sourcing of Mezzanine Investments. Prior to joining BlackRock in 1998, Mr. Williams spent eight years at PNC Bank's New York Office and was co-founder of the bank's leveraged finance group. In that capacity, he was responsible for originating and structuring proprietary middle market leveraged deals, along with sourcing and evaluating broadly syndicated leveraged loans in the primary and secondary markets for PNC Bank's investment portfolio. Mr. Williams has developed extensive contacts over the years working with private equity sponsors and major loan syndication groups. Prior to 1990, he worked in PNC's Philadelphia Office in a variety of marketing and corporate finance roles. Mr. Williams has a BA in Economics from Franklin and Marshall College.

      PETER SCHWARTZMAN, Vice President of BlackRock. Mr. Schwartzman is a member of the High Yield Team and an analyst covering the health care, gaming, retail, textile and lodging industries. Previously he spent over four years with Alliance Capital management as an analyst covering a broad range of high yield and high grade companies in the health care, gaming, retail, textile and lodging sectors. In addition, Mr. Schwartzman has done considerable work on a broad array of distressed situations in the manufacturing, convenience store, and consumer produce sectors. During his four years at Alliance, his recommendations contributed to the high yield portfolio's consistently high level of performance. Prior to Alliance, Mr. Schwartzman spent four years as an analyst at Moody's Investor Service in the Tax-Exempt Health Care Group. At Moody's, Mr. Schwartzman was responsible for the analysis of hospitals, health systems and long term care facilities. During his four years at Moody's he rated over 100 transactions. Mr. Schwartzman received his MBA in Finance from New York University - Stern School of Business and his BA from Trinity College. He is a member of the Fixed Income Analysis Society and also serves on the Finance Committee of the Board of Directors of the New York Society of the Deaf.

THE ADMINISTRATION AGREEMENTS

      BlackRock and            will act as the Trust's administrators (the
"Administrators". Under the respective Administration Agreements with the Trust (the "Administration Agreements"), the Administrators administer the Trust's corporate affairs subject to the supervision of the Trust's board of trustees and in connection therewith furnish the Trust with office facilities together with such ordinary clerical and bookkeeping services (e.g., preparation of annual and other reports to stockholders and the SEC and filing of federal, state and local income tax returns) as are not being furnished by the Custodian. The Administrators also may facilitate bank or other borrowing by the Trust when the Investment Adviser determines that leverage may be in the best interests of the Trust's Shareholders. In connection with its administration of the corporate affairs of the Trust, the Administrator will bear the following expenses:

            (a) salaries and expenses of all personnel of the Administrators; and

            (b) all expenses incurred by the Administrators or by the Trust in connection with administering the ordinary course of the Trust's business, other than those assumed by the Trust, as described below.

      The Administration Agreements provide that the Trust shall pay to each Administrator a monthly fee for its services at an annual rate of [.05%] of the Trust's average weekly Managed Assets (as described above).

      The Administration Agreements were approved by the Trust's Board of Trustees on [November] ___, 1998 and is effective until is terminated. Each terminates automatically if it is assigned (as defined in the Investment Company Act and the rules thereunder) and is otherwise terminable on 60 days' notice by either party to the other.

EXPENSES OF THE TRUST

      Except as indicated above, the Trust will pay all of its expenses, including fees of the trustees not affiliated with the Investment Adviser and board meeting expenses; fees of the Investment Adviser and the Administrator; interest charges; taxes; organizational expenses; charges and expenses of the Trust's legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the Trust; expenses of repurchasing shares; expenses of printing and mailing share certificates, shareholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with negotiating, effecting purchase or sale, or registering privately issued portfolio securities; fees and expenses of the Custodian for all services to the Trust, including safekeeping Trusts and securities and maintaining required books and accounts; expenses in calculating and publishing the net asset value of the Trust's shares; expenses of membership in investment company associations; expenses of fidelity bonding and other insurance expenses including insurance premiums; expenses of shareholders meetings; SEC and state blue sky registration fees; New York Stock Exchange listing fees; fees payable to the National Association of Securities Dealers, Inc. in connection with this offering; and its other business and operating expenses.

                     TRUSTEES AND OFFICERS OF THE TRUST

      The officers of the Trust manage its day to day operations. The officers are directly responsible to the Trust's board of trustees which sets broad policies for the Trust and chooses its officers. The following is a list of the trustees and officers of the Trust and a brief statement of their present positions and principal occupations during the past five years. Trustees who are interested persons of the Trust (as defined in the Investment Company) are denoted by an asterisk (*). The business address of the Trust, the Investment Adviser, and their Board members and officers is 345 Park Avenue, New York, New York 10154, unless specified otherwise below.

                                             PRINCIPAL OCCUPATION
                                             DURING THE PAST FIVE
   NAME AND ADDRESS        TITLE           YEARS AND OTHER AFFILIATIONS

Andrew F. Brimmer          Trustee     President of Brimmer & Company,
4400 MacArthur Blvd.,                  Inc., a Washington, D.C.-based
N.W. Suite 302                         economic and financial consulting
Washington, DC 20007                   firm. Formerly member of the Board
Age: 71                                of Governors of the Federal Reserve
                                       System. Director of BankAmerica
                                       Corporation (Bank of America),
                                       BellSouth Corporation, The
                                       Blackstone Income Trust Inc.,
                                       College Retirement Equities Trust
                                       (Trustee), Commodity Exchange, Inc.
                                       (Public Governor), Connecticut
                                       Mutual Life Insurance Company, E.I.
                                       du Pont de Nemours & Company,
                                       Electronic Realty Associates,
                                       Gannett Company (publishing), MNC
                                       Financial Corporation (American
                                       Security Bank), NMC Capital
                                       Management, Navistar International
                                       Corporation (truck manufacturing)
                                       and UAL Corporation (United
                                       Airlines).

Richard E. Cavanagh        Trustee     President and Chief Executive
845 Third Avenue                       Officer of The Conference Board,
New York, NY  10022                    Inc., a leading global business
Age: 51                                membership organization. Former
                                       Executive Dean of the John F.
                                       Kennedy School of Government at
                                       Harvard University from 1988-1995.
                                       Acting Director, Harvard Center for
                                       Business and Government (1991-1993).
                                       Formerly Partner (principal) of
                                       McKinsey & Company, Inc.
                                       (1980-1988). Former Executive
                                       Director of Federal Cash Management,
                                       White House Office of Management and
                                       Budget (1977- 1979). Co-author, THE
                                       WINNING PERFORMANCE (best selling
                                       management book published in 13
                                       national editions). Trustee,
                                       Wesleyan University and Drucker
                                       Foundation, Director, Olin Corp.
                                       (chemicals and metals) and Fremont
                                       Group (investments) and LCI
                                       International (telecommunication).

Kent Dixon                 Trustee     Consultant/Investor. Former
9495 Blind Pass Road                   President and Chief Executive
Unit #602                              Officer of Empire Federal Savings
St. Petersburg, FL 33706               Bank of America and Banc PLUS
Age: 60                                Savings Association, former Chairman
                                       of the Board, President and Chief
                                       Executive Officer of Northeast
                                       Savings. Former Director of ISFA
                                       (the owner of INVEST, a national
                                       securities brokerage service
                                       designed for banks and thrift
                                       institutions).

Frank J. Fabozzi           Trustee     Consultant. Editor of THE JOURNAL OF
858 Tower View Circle                  PORTFOLIO MANAGEMENT and Adjunct
New Hope, PA 18938                     Professor of Finance at the School
Age: 49                                of Management at Yale University.
                                       Director, Guardian Mutual Trusts
                                       Group. Author and editor of several
                                       books on fixed income portfolio
                                       management. Visiting Professor of
                                       Finance and Accounting at the Sloan
                                       School of Management, Massachusetts
                                       Institute of Technology from 1986 to
                                       August 1992.

Laurence D. Fink*          Trustee     Chairman and Chief Executive Officer
Age: 45                                of BlackRock Financial Management,
                                       the Adviser. Formerly a Managing
                                       Director of The First Boston
                                       Corporation, member of its
                                       Management Committee, co-head of its
                                       Taxable Fixed Income Division and
                                       head of its Mortgage and Real Estate
                                       Products Group. Currently, Chairman
                                       of the Board and Director of each of
                                       BlackRock's Trusts and Anthracite
                                       Capital, Inc. and as Director of
                                       BlackRock Trust Investors I,
                                       BlackRock Trust Investors II,
                                       BlackRock Trust Investors III,
                                       BlackRock Asset Investors
                                       (collectively, "BAI") and BlackRock
                                       MQE Investors, Trustee of New York
                                       University Medical Center, Dwight
                                       Englewood School and National
                                       Outdoor Leadership School and
                                       Phoenix House. A Director of VIMRx
                                       Pharmaceuticals, Inc. and Innovir
                                       Laboratories, Inc.

James Grosfeld             Trustee     Consultant/Investor. Director of
20500 Civic Center                     BlackRock Trust Investors I,
  Drive                                BlackRock Trust Investors II,
Suite 3000                             BlackRock Trust Investors III and
Southfield, MI 48076                   BlackRock Asset Investors
Age: 60                                (collectively, "BAI"). Formerly
                                       Chairman of the Board and Chief
                                       Executive Officer of Pulte
                                       Corporation (homebuilding and
                                       mortgage banking and finance) (May
                                       1974-April 1990).

James Clayburn             Trustee     Dean Emeritus of The John E.
   LaForce, Jr.                        Anderson Graduate School of
P.O. Box 1595                          Management, University of California
Pauma Valley, CA 92061                 since July 1, 1993. Director, Eli
Age: 69                                Lilly and Company (pharmaceuticals),
                                       Imperial Credit Industries (mortgage
                                       banking), Jacobs Engineering Group,
                                       Inc., Rockwell International
                                       Corporation, Payden & Rygel
                                       Investment Trust (mutual Trust),
                                       Provident Investment Counsel Trusts
                                       (investment companies), Timken
                                       Company (roller bearing and steel),
                                       Motor Cargo Industries
                                       (transportation). Acting Dean of The
                                       School of Business, Hong Kong
                                       University of Science and Technology
                                       1990- 1993. From 1978 to September
                                       1993, Dean of The John E. Anderson
                                       Graduate School of Management,
                                       University of California.

Walter F. Mondale          Trustee     Partner, Dorsey & Whitney, a law
220 South Sixth Street                 firm (December 1996-, September
Minneapolis, MN 55402                  1987-August 1993) Formerly U.S.
Age: 70                                Ambassador to Japan (1993- 1996).
                                       Formerly Vice President of the
                                       United States, U.S. Senator and
                                       Attorney General of the State of
                                       Minnesota. 1984 Democratic Nominee
                                       for President of the United States.

Ralph L. Schlosstein*      Trustee     President of BlackRock Financial
Age: 47                                Management, the Adviser. Formerly a
                                       Managing Director of Lehman
                                       Brothers, Inc. and co-head of its
                                       Mortgage and Savings Institutional
                                       Group. Currently President of each
                                       of BlackRock's Trusts. Trustee of
                                       Denison University and New Visions
                                       for Public Education in New York
                                       City. A Director of the Pulte
                                       Corporation and a member of the
                                       Visiting Board of Overseers of the
                                       John F. Kennedy School of Government
                                       at Harvard University.

Scott Amero                Vice        Managing Director of BlackRock. From
Age: 34                    President   1985 to 1990 Vice President at The
                                       First Boston Corporation in the
                                       Fixed Income Research Department.

Keith T. Anderson          Vice        Managing Director of BlackRock. From
Age:                       President   February 1987 to April 1988 Vice
                                       President at The First Boston
                                       Corporation in the Fixed Income
                                       Research Department. Previously Vice
                                       President and Senior Portfolio
                                       Manager at Criterion Investment
                                       Management Company (now
                                       Nicholas-Applegate).

Henry Gabbay               Treasurer   Managing Director and Chief
Age: 50                                Operating Officer of BlackRock. From
                                       September 1984 to February 1989 Vice
                                       President at The First Boston
                                       Corporation.

Michael C. Huebsch         Vice        Managing Director of BlackRock. From
Age: 39                    President   July 1985 to January 1989 Vice
                                       President at The First Boston
                                       Corporation in the Fixed Income
                                       Research Department.

Robert S. Kapito           Vice        Managing Director and Vice Chairman
Age: 41                    President   of BlackRock. Formerly Vice
                                       President at The First Boston
                                       Corporation in the Mortgage Products
                                       Group.

Kevin Klingert             Vice        Managing Director of BlackRock. From
Age: 35                    President   March 1985 to October 1991 Assistant
                                       Vice President at Merrill Lynch,
                                       Pierce, Fenner & Smith in the Unit
                                       Investment Trust Department.

James Kong                 Assistant   Managing Director of BlackRock. From
Age: 37                    Treasurer   April 1987 to April 1989 Assistant
                                       Vice President at The First Boston
                                       Corporation in the CMO/ABO
                                       Administration Department.
                                       Previously affiliated with
                                       Deloittee, Haskins & Sells (now
                                       Deloitte & Touche LLP).

Karen H. Sabath            Secretary   Managing Director of BlackRock. From
Age: 32                                June 1986 to July 1988 Associate at
                                       The First Boston Corporation in the
                                       Mortgage Finance Department. From
                                       August 1988 to December 1992
                                       Associate Vice President of the
                                       Adviser.

Richard Shea, Esq.         Vice        Director of BlackRock. From December
Age: 38                    President/  1988 to February 1993 Associate Vice
                           Tax         President and Tax Counsel at
                                       Prudential Securities, Inc. From
                                       August 1984 to December 1988 Senior
                                       Tax Specialist at Laventhol &
                                       Horwath.

The address of each officer of the Trust is 345 Park Avenue, New York, New York 10154.

      Prior to this offering, all of the outstanding Shares of the Trust are owned by BlackRock.

      No officer or employee of the Trust receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the Investment Company Act) $______ per annum (and an additional $_____ for the Chairman of the Board of Trustees of the Trust). In addition, the Trust pays each Trustee who is not an "interested person" of the Trust (as defined in the Investment Company Act) $_____ per Board meeting attended, plus $______ per Audit Committee meeting attended, and reimburses each Trustee who is not an "interested person" of the Trust (as defined in the Investment Company Act) for travel and out-of-pocket expenses.

      For the fiscal year ended December 31, 1997, the aggregate amount of fees and expenses received by each current Trustee of the Trust and all other funds in the BlackRock Family of Funds for which such person is a Board member were as follows:

                                AGGREGATE          TOTAL COMPENSATION FROM
                              COMPENSATION       THE TRUST AND FUND COMPLEX
NAME OF BOARD MEMBER           FROM TRUST           PAID TO BOARD MEMBER*
---------------------------------------------------------------------------
Andrew R. Brimmer                                        $ 160,000
Richard E. Cavanagh                                      $ 160,000
Kent Dixon                                               $ 160,000
Frank J. Fabozzi                                         $ 160,000
James Grosfeld                                           $ 160,000
James Clayborne LaForce, Jr.                             $ 160,000
Walter F. Mondale                                        $ 140,000

-------------

*  The BlackRock Family of Funds consists of [21] funds.


                           PORTFOLIO TRANSACTIONS

      BlackRock is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Trust invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Trust may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

      BlackRock is responsible for effecting securities transactions of the Trust and will do so in a manner deemed fair and reasonable to stockholders of the Trust and not according to any formula. BlackRock's primary considerations in selecting the manner of executing securities transactions for the Trust will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of BlackRock, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of BlackRock, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

      BlackRock is able to fulfill its obligations to furnish a continuous investment program to the Trust without receiving such information from brokers; however, it considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by BlackRock, and does not reduce BlackRock's normal research activities in rendering investment advice under the Advisory Agreement. It is possible that BlackRock's expenses could be materially increased it if attempted to purchase this type of information or generate it through its own staff.

      One or more of the other accounts which BlackRock manages may own from time to time the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by BlackRock in its discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's board of directors that this advantage, when combined with the other benefits available due to BlackRock's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the Trust's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Trust will not exceed 300% excluding securities having a maturity of one year or less and is expected to decline over time. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. BlackRock will monitor the Trust's tax status under the Code during periods in which the Trust's annual turnover rate exceeds 100%. Higher portfolio turnover results in increased Trust expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Trust's ability to qualify as a "regulated investment company" under the Code may be affected.

                      DETERMINATION OF NET ASSET VALUE

      The Trust's investments are valued after the close of business on the New York Stock Exchange no less frequently than Thursday of each week (except where such Thursday is not a business day, in which case the first business day immediately preceding such Thursday) and the last business day of each month, using available market quotations or at fair value. Substantially all of the Trust's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board of Trustees. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by BlackRock. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued weekly and taken into account for the purpose of determining the net asset value of the Trust's Shares.

      Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange. Portfolio securities underlying listed call options will be valued at their market price and reflected in net assets accordingly. Premiums received on call options written by the Trust will be included in the liability section of the financial statements as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written.

      Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the prevailing rates of exchange or, if no such rate is quoted on such date, at the exchange rate utilized on the previous business day or at such other quoted market exchange rate as may be determined to be appropriate by BlackRock. Expenses and fees, including the Management Fee, are accrued weekly and taken into account for the purpose of determining the net asset value of the Shares.

      Illiquid securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by the Service, are valued at fair value as determined in good faith by the Board of Trustees. The Board will review the method of valuation on a current basis. In making their good faith valuation of illiquid securities, the Board members generally will take the following factors into consideration: illiquid securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the illiquid securities. Illiquid securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

      New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.

                        DIVIDENDS AND DISTRIBUTIONS

      It is the Trust's present policy, which may be changed by the Board of Trustees, to make monthly distributions of its net investment income. All net realized capital gains, if any, either will be distributed to the Trust's Shareholders at least annually or will be retained by the Trust, and subject to Trust-level associated tax liabilities thereon. As a result of the Trust's ability to invest in zero coupon securities and pay-in-kind bonds, the Trust expects to make distributions of net investment income in amounts greater than the total amount to cash actually received in order to satisfy certain requirements under current federal income tax law. The Trust may change the foregoing distribution policy if its experience indicates, or its Board of Trustees for any reason determines, that changes are desirable. See "Taxes."

      Under the Investment Company Act, the Trust is not permitted to incur indebtedness unless after such incurrence the Trust has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Trust may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the Trust has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. While any preferred shares are outstanding, the Trust may not declare any cash dividend or other distribution on its Shares, unless at the time of such declaration,
(1) all accumulated preferred stock dividends have been paid and (2) the net asset value of the Trust's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred shares (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon). In addition to the limitations imposed by the Investment Company Act as described in this paragraph, certain lenders may impose additional restrictions on the payment of dividends or distributions on the Trust's Shares in the event of a default on the Trust's borrowings. Any limitation on the Trust's ability to make distributions on its Shares could in certain circumstances impair the ability of the Trust to maintain its qualification for taxation as a regulated investment company. See "Other Investment Practices-Leverage" and "Taxes."

      See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to holders of Shares may be automatically reinvested in Shares of the Trust. Dividends and distributions may be taxable to Shareholders whether they are reinvested in Shares of the Trust or received in cash.

      The Trust expects that it will commence paying dividends within 60 days of the date of this Prospectus.

                                   TAXES

      The Trust intends to qualify and to elect to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). For each taxable year that the Trust so qualifies, the Trust (but not its Shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain that is distributed to its Shareholders.

      In order to qualify for treatment as a RIC under the Code, the Trust must make an election to be so treated and must distribute to its Shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Trust must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Trust's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Trust's total assets; and (3) at the close of each quarter of the Trust's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

      The Trust will be subject to a non-deductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31st of that year, plus certain other amounts. For these purposes, any such income retained by the Trust, and on which it pays federal income tax, will be treated as having been distributed.

      The Trust may acquire zero coupon or other securities issued with original issue discount. As the holder of such securities, the Trust must include in its gross income the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. The Trust also must include in its gross income each year any "interest" distributed in the form of additional securities on payment-in-kind securities. Because the Trust annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount and other non-cash income, to satisfy the distribution requirement imposed on RICs and to avoid imposition of the Excise Tax, the Trust may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Trust's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Trust may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The use of certain Hedging Transactions, such as selling (writing) and purchasing options and futures and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the character and timing of recognition of the gains and losses the Trust realizes in connection therewith. These rules also may require the Trust to "mark to market" (that is, treat as sold for their fair market value) at the end of each taxable year certain positions in its portfolio, which may cause the Trust to recognize income or gain without receiving cash with which to make distributions necessary to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax.

      The Taxpayer Relief Act of 1997 (the "1997 Tax Act") included constructive sale provisions that generally will apply if the Trust either
(1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Trust generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Trust enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

      Income from foreign currencies, and income from transactions in options, futures and forward currency contracts derived by the Trust with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Under section 988 of the Code, foreign currency gains or losses from certain forward contracts not traded in the interbank market as well as certain other gains or losses attributable to currency exchange rate fluctuations are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Trust's income available for distribution. If, under the rules governing the tax treatment of foreign currency gain and losses, the Trust's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Trust may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, a Shareholder's tax basis in Trust Shares will be reduced to the extent that an amount distributed to such Shareholder is treated as a return of capital.

      Income received by the Trust from investments in foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Such taxes will not be deductible or creditable by Shareholders. Tax conventions between certain countries and the United States may reduce or eliminate such taxes

      Dividends from the Trust's investment company taxable income (whether received in cash or reinvested in additional Trust Shares) generally are taxable to its Shareholders as ordinary income to the extent of the Trust's earnings and profits. Distributions of the Trust's net capital gain ("capital gains dividends"), whether received in cash or reinvested in additional Trust Shares, when designated as such, are taxable to its Shareholders as long-term capital gain, regardless of how long they have held their Trust Shares. See below for a summary of the tax rates applicable to capital gains dividends. A participant in the Automatic Dividend Reinvestment Plan will be treated as having received a distribution in the amount of the cash used to purchase Shares on his or her behalf, including a pro rata portion of the brokerage fees incurred by the Transfer Agent. Distributions by the Trust to its Shareholders in any year that exceed the Trust's earnings and profits generally may be applied by each Shareholder against his or her basis for the Shares and will be taxable at capital gains rates (assuming such Shares are held as a capital asset) to any Shareholder only to the extent the distributions to the Shareholder exceed the Shareholder's basis for his or her Shares. See below for a discussion of capital gains rates. The Trust will notify its Shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year.

      Dividends and other distributions declared by the Trust in October, November or December of any year and payable to Shareholders of record on a date in any of those months will be deemed to have been paid by the Trust and received by the Shareholders on December 31st of that year if the distributions are paid by the Trust during the following January. Accordingly, those distributions will be taxed to Shareholders for the year in which that December 31st falls.

      An investor should also be aware that, if Shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the Shares and will receive some portion of the purchase price back as a taxable distribution.

      The Trust may elect in the future to retain net realized long-term capital gains and pay corporate income tax thereon. In such event, the Trust would most likely make an election which would require each shareholder of record on the last day of the Trust's taxable year to include in income for tax purposes his proportionate share of the Trust's undistributed net realized long-term capital gains. If such an election is made, each shareholder would be entitled to credit his proportionate share of the tax paid by the Trust against his Federal income tax liability and to claim reTrusts to the extent that the credit exceeds such liability. In addition, the shareholder would be entitled to increase the basis of his Shares for Federal tax purposes by an amount equal to 66% of his proportionate share of the Trust's undistributed net realized long-term capital gains.

      Upon the sale or exchange of Shares (including a sale pursuant to a Share repurchase or tender offer by the Trust), a Shareholder generally will recognize a taxable gain or loss equal to the difference between his or her adjusted basis for the Shares and the amount received. Any such gain or loss will be treated as a capital gain or loss if the Shares are capital assets in the Shareholder's hands and will be long-term capital gain or loss if the Shares have been held for more than one year. See below for a discussion of the tax rates applicable to capital gains. Any loss recognized on a sale or exchange of Shares that were held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any capital gain distributions previously received thereon. A loss recognized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, as a result of participation in the Automatic Dividend Reinvestment Plan). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

      Under the 1997 Tax Act, the maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are (i) the same as ordinary income rates for capital assets held for one year or less; (ii) 28% for capital assets held for more than one year but not more than 18 months and (iii) 20% for capital assets held for more than 18 months. The 1997 Tax Act did not affect the maximum long-term capital gains rate for corporations, which remains at 35%. The tax rates for capital gains under the 1997 Tax Act described above apply to distributions of capital gains dividends by RICs such as the Trust as well as to sales and exchanges of shares in RICs such as the Trust. With respect to capital losses recognized on dispositions of Shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital gains dividends received thereon (see discussion in the preceding paragraph), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the new capital gains rates to their particular circumstances.

      The Trust is required to withhold 31% of all dividends, capital gains dividends and repurchase proceeds payable to any individual Shareholders and certain other non-corporate Shareholders who do not provide the Trust with a correct taxpayer identification number. The Trust is also required to withhold 31% of all dividends and capital gain dividends paid to such Shareholders who otherwise are subject to backup withholding.

      The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Trust and its Shareholders. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

                    AUTOMATIC DIVIDEND REINVESTMENT PLAN

      Pursuant to the Trust's Automatic Dividend Reinvestment Plan (the "Plan"), unless a Shareholder elects to receive cash, all dividend and capital gains distributions will be automatically reinvested by _________________ as agent for Shareholders in administering the Plan (the "Plan Agent") in additional Shares of the Trust. Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee) by __________, as dividend disbursing agent. Plan participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to________________, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

      Whenever the Trust declares an ordinary income dividend or a capital gain dividend (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in Shares. The Shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Shares from the Trust ("newly issued shares") or (ii) by purchase of outstanding Shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued Shares on behalf of the participant. The number of newly issued Shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the Shares are issued, provided that the maximum discount from the then current market price per Share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per Share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in Shares acquired on behalf of the participants in open-market purchases.

      In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the Shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in Shares acquired in open-market purchases. It is contemplated that the Trust will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a Share exceeds the net asset value per Share, the average per Share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Shares, resulting in the acquisition of fewer Shares than if the dividend had been paid in newly issued Shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued Shares at the close of business on the last purchase date.

      The Plan Agent maintains all Shareholders' account in the Plan and furnishes written confirmation of all transactions in the account, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

      In the case of Shareholders such as banks, brokers or nominees which hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number off Shares certified from time to time by the record Shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

      There will be no brokerage charges with respect to Shares issued directly by the Trust as a result of dividends or capital gains distributions payable either in Shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

      The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

      Shareholders participating in the Plan may receive benefits not available to Shareholders not participating in the Plan. If the market price plus commissions of the Trust's Shares is above the net asset value, participants in the Plan will receive Shares of the Trust at less than they could otherwise purchase them and will have Shares with a cash value greater than the value of any cash distribution they would have received on their Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Shares with a net asset value greater than the value of any cash distribution they would have received on their Shares. However, there may be insufficient Shares available in the market to make distributions in Shares at prices below the net asset value. Also, since the Trust does not redeem its Shares, the price on resale may be more or less than the net asset value.
 See "Taxes" for a discussion of tax consequences of the Plan.

      Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

      All correspondence concerning the Plan should be directed to the Plan Agent at _________________________.


                               CUSTODIAN AND
                   TRANSFER AND DIVIDEND DISBURSING AGENT

      ____________________________, will act as the Trust's Custodian. The
Custodian may employ sub-custodians outside the U.S. approved by the Board of Trustees in accordance with regulations under the Investment Company Act. __________________ will act as the Trust's Transfer and Dividend Disbursing Agent.

                           DESCRIPTION OF SHARES

      The Trust is a newly organized unincorporated business trust under the laws of Delaware pursuant to an Agreement and Trust Agreement (the "Trust Agreement") dated August __, 1998. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share ("Shares"). Each share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Trust shares are of one class and have equal rights as to dividends and in liquidation. The Trust may reclassify Shares as preferred shares, with such rights and designations as the Board of Trustees shall determine. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Trust will send annual and semi-annual financial statements to all its Shareholders.

      The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trust intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

      The Trust has no present intention of offering additional Shares, except as described herein and under the Automatic Dividend Reinvestment Plan, as it may be amended from time to time. See "Automatic Dividend Reinvestment Plan." Other offerings of its Shares, if made, will require approval of the Trust's Board of Trustees. Any additional offering will not be sold at a price per Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Shareholders or with the consent of a majority of the Trust's outstanding Shares.

      The Trust intends to apply to list the Shares on the New York Stock
Exchange under the symbol "     ."

ANTI-TAKEOVER PROVISIONS

      The Trust's Agreement and Declaration of Trust (the "Trust Agreement") includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its Board of Trustees, and could have the effect of depriving Shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust. These provisions may have the effect of discouraging attempts to acquire control of the Trust, which attempts could have the effect of increasing the expenses of the Trust and interfering with the normal operation of the Trust. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office only for cause [by a written instrument signed by at least two thirds of the remaining Trustees] or by a vote of the holders of at least two-thirds of the Shares.

      In addition, the Trust Agreement requires the favorable vote of the holders of at least 75% of the outstanding Shares of each class of the Trust, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of Shares and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of Shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Trust. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; (ii) the issuance of any securities of the Trust to any Principal Shareholder for cash (except pursuant to the Automatic Dividend Reinvestment Plan); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within twelve-month period); or (iv) the sale, lease or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

      The Board of Trustees has determined that provisions with respect to the Board of Trustees and the 75% voting requirements described above (and the requirements relating to conversion to an open-end Trust described below), which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of Shareholders generally. Reference should be made to the Trust Agreement on file with the SEC for the full text of these provisions.

CLOSED-END TRUST STRUCTURE

      The Trust has been organized as a closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, such as investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value.

      In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interests of Shareholders, the Trust's Board of Trustees might consider open market repurchases or tender offers for Shares at net asset value. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Shares trading at a price equal or close to net asset value per Share. The Board of Trustees might also consider the conversion of the Trust to an open-end mutual fund. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Trust's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Trust to an open-end investment company.

CONVERSION TO OPEN-END TRUST

      The Trust may be converted to an open-end investment company at any time by an amendment to the Trust Agreement. The Trust Agreement provides that such an amendment would require the approval of two-thirds of the Trust's outstanding shares (including any preferred shares) entitled to vote on the matter, voting as a single class (or a majority of such shares if the amendment previously was approved, adopted or authorized by at least two-thirds of the total number of Trustees) and, assuming the Trust has issued preferred shares, by the affirmative vote of a majority of outstanding shares, voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the shareholders. If approved in the foregoing manner, conversion of the Trust could not occur until 90 days after the Shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all Shareholders. Conversion of the Trust to an open- end investment company would require the redemption of any outstanding preferred shares and any indebtedness not constituting bank loans, which could eliminate or alter the leveraged capital structure of the Trust with respect to the Shares. Following any such conversion, it is also possible that certain of the Trust's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In particular, the Trust would be required to maintain its portfolio such that not more than 15% of its assets would be invested in illiquid securities, or other illiquid assets, or securities which are restricted as to resale. Such requirement could cause the Trust to dispose of portfolio securities or other assets at a time when it is not advantageous to do so, and could adversely affect the ability of the Trust to meet its investment objectives. In the event of conversion, the Shares would cease to be listed on the New York Stock Exchange or other national securities exchange or market system. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Trust expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. if such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end fund, it is likely that new Shares will be sold at net asset value plus a sales load.

REPURCHASE OF SHARES

      Shares of closed-end investment companies often trade at a discount to their net asset values, and the Trust's Shares may likewise trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Trust's Shares will be determined by such factors as relative demand for and supply of such Shares in the market, the Trust's net asset value, general market and economic conditions and other factors beyond the control of the Trust. See "Determination of Net Asset Value." Although the Trust's Shareholders will not have the right to redeem their Shares, the Trust may take action to repurchase Shares in the open market or make tender offers for its Shares at their net asset value. This may have the effect of reducing any market discount from net asset value.

      There is no assurance that, if action is undertaken to repurchase or tender for Shares, such action will result in the Shares' trading at a price which approximates their net asset value. Although Share repurchases and tenders could have a favorable effect on the market price of the Trust's Shares, it should be recognized that the acquisition of Shares by the Trust will decrease the total assets of the Trust and, therefore, have the effect of increasing the Trust's expense ratio. Any Share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act.

                                DISTRIBUTION

      The Dealer Managers named below (the "Dealer Managers"), for whom ____________________ and _________________ are acting as representatives
(the "Representatives") have severally agreed, subject to the terms and conditions contained in the Dealer Manager Agreement with the Trust and the Investment Adviser (the "Dealer Manager Agreement"), to purchase from the Trust the number of Shares set forth below opposite their respective names.

            DEALER MANAGER                NUMBER OF SHARES
            --------------                ----------------



                              Total
                                          ================

      The Trust is obligated to sell, and the Dealer Managers are obligated to purchase, all of the Shares offered hereby, if any are purchased.

      As set forth in the notes to the table on the cover page of this Prospectus, BlackRock (or an affiliate) has agreed from its assets to pay to the Underwriters out of its own assets additional compensation in the gross amount of $___ per Share (___% of the Subscription Price per Share) or an aggregate amount of $___________ ($_________ assuming full exercise of the over-allotment option) for all Shares covered by this Prospectus. Such payment will be the legal obligation of BlackRock (or an affiliate) and made out of its own assets and will not in any way represent an obligation of the Trust or its Shareholders. The Dealer Managers, through the Representatives have advised the Trust that the Dealer Managers may pay up to $___ per Share from such payment received from BlackRock to certain dealers who sell the Shares and that the Dealer Managers and such dealers may reallow a concession of up to $___ per Share to certain other dealers.

      The Trust has granted to the Dealer Managers an option, exercisable for [45] days from the date of this Prospectus to purchase up to an
additional        Shares at the initial public offering price set forth on
the cover page of this Prospectus. Such option may be exercised at any time or from time to time during such [45] day period, but no more than three times. The Dealer Managers may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Shares offered hereby. To the extent such option to purchase is exercised, each Dealer Manager will become obligated, subject to certain conditions, to purchase approximately the same percentage of such additional Shares as the number set forth next to such Dealer Manager's name in the preceding table bears
to                   .

      The Trust and the Investment Adviser have each agreed to indemnify the several Dealer Managers or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act.

      The Representatives have informed the Trust that the Dealer Managers do not intend to confirm sales to any accounts over which they exercise discretionary authority.

      In order to meet the requirements for listing the Shares on the New York Stock Exchange, the Dealer Managers have undertaken to sell lots of 100 or more Shares to a minimum of 2,000 beneficial holders. The minimum investment requirement is 100 Shares ($1,500).

      Prior to this offering there has been no public market for the Shares or any other securities of the Trust. Consequently, the initial public offering price has been determined by negotiation among the Trust, the Investment Adviser and the Representatives. Prior to completion of this offering, the Investment Adviser will control the Trust.

      The Dealer Managers may take certain actions to discourage short-term trading of Shares during a period of time following the initial offering date. Included in these actions is the withholding of the concession and other payments to dealers in connection with Shares which were sold by such dealers and which are repurchased for the account of the Dealer Managers during such period. In addition, physical delivery of certificates representing Shares is required to transfer ownership of Shares for a certain period.

      Under the terms of and subject to the conditions of the Dealer Manager Agreement, the Dealer Managers are committed to purchase and pay for all Shares offered hereby if any are purchased. The Dealer Manager Agreement provides that it may be terminated at or prior to the closing date for the purchase of the Shares if, in the judgment of the Representatives, payment for the delivery of the Shares is rendered impracticable or inadvisable because (1) trading in the equity securities of the Trust is suspended by the Securities and Exchange Commission, by an exchange that lists the Shares, or by the National Association of Securities Dealers Automated Quotation National Market System, (2) additional material governmental restrictions, not in force on the date of the Dealer Manager Agreement, have been imposed upon trading in securities generally or trading in securities generally has been suspended on any U.S. securities exchange, or a general banking moratorium has been established by Federal or New York authorities, or (3) any outbreak or material escalation of hostilities or other calamity or crisis occurs, the effect of which is such as to make it impracticable to market any or all of the Shares. The Dealer Manager Agreement also may be terminated if any of the conditions specified in the Dealer Manager Agreement have not been fulfilled when and as required by such agreement.

      The Trust anticipates that certain of the Representatives and certain other Dealer Managers may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Dealer Manager and, subject to certain restrictions, may act as such brokers while they are Dealer Managers. See "Management of the Trust."

      Until the distribution of the Shares is completed, rules of the Securities and Exchange Commission may limit the ability of the Dealer Managers and certain soliciting dealers to bid for and purchase the Shares in the open market or otherwise. As an exception to these rules, the Dealer Managers are permitted to engage in certain transactions that stabilize the price of the Shares. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the Shares. If the Dealer Managers create a short position in the Shares, i.e., if they sell more Shares than are set forth on the cover page of the Prospectus, then the Dealer Managers may reduce that short position by purchasing Shares in the open market. The Trust has granted to the Dealer Managers an option, exercisable for [45] days from the Expiration Date, to purchase up to an additional __________ Shares to cover over-allotments, if any, at the Subscription Price. The Dealer Managers may exercise such option solely to for the purpose of covering over-allotments incurred in the sale of the Shares. The Dealer Managers may also elect to reduce their short position by exercising all or a part of such over-allotment option. In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. In addition, the Representatives, on behalf of the Dealer Managers, may impose "penalty bids" under contractual arrangements with the Dealer Managers whereby they may reclaim from a Dealer Manager (or other dealer participating in this offer) for the account of the other Dealer Managers, the selling concession with respect to the Shares that are distributed by the Dealer Managers but subsequently purchased for the account of the Dealer Managers in the open market.

                           ADDITIONAL INFORMATION

      Statements contained in this Prospectus as to the content of any contract or other document are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Trust's Registration Statement. Each such statement is qualified in all respects by such reference and the exhibits and schedules thereto. The Trust's Registration Statement and such exhibits and schedules may be obtained from the SEC at its principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fees prescribed by the SEC. The SEC maintains a website at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Trust, that file electronically with the SEC. The Trust's Shares have been approved for listing on the NYSE under the symbol "_____," subject to official notice of issuance and, as such, similar information concerning the Trust will be available for inspection and copy at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

      The Trust intends to furnish its shareholders with annual reports containing audited financial statements and a report thereon by independent certified public accountants.

                               LEGAL OPINIONS

      Certain legal matters in connection with the Shares offered hereby will be passed upon for the Trust and its affiliated entities by Skadden, Arps, Slate, Meagher & Flom LLP, and for the Dealer Managers by Cleary, Gottlieb, Steen & Hamilton.

                                EXPERTS

      The statement of assets, liabilities and capital of the Trust included in this Prospectus has been so included in reliance upon the report of Deloitte and Touche LLP, independent auditors, and on their authority as experts in auditing and accounting.






                     REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholder of
  The BlackRock High Yield Trust

We have audited the accompanying statement of assets and liabilities of The BlackRock High Yield Trust (the "Trust") as of December __, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Trust as of December __, 1998, in conformity with generally accepted accounting principles.



December__, 1998





                     STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
      Cash.............................................  $
      Deferred Organizational Expenses (Note 3)........
                                                          -----------------
                  Total Assets..........................

LIABILITIES:
      Organization Expenses Payable.....................  ------------------
      Commitments and contingencies (Notes 2 and 3)
      Net Assets, equivalent to _______ shares of
         beneficial interest issued and outstanding,
         par value $.001, unlimited authorized
         shares.........................................  $
                                                           =================


Note 1. Organization

      The BlackRock High Yield Trust (the "Trust") was organized as a Delaware business trust on August __, 1998 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940. The Trust has had no operations other than the sale to BlackRock, Inc. (the "Investment Adviser") of _____________ shares of beneficial interest for $________ on December __, 1998.

Note 2. Agreements

      The Trust has entered into an Investment Advisory Agreement with the Investment Adviser. The Trust will pay the Investment Adviser a monthly fee at an annual rate of 1.05% of the average weekly value of the Trust's Managed Assets. The Trust has also entered into an Administration Agreement with BlackRock Financial Management Inc. and ____________________, which provides for payment of a monthly fee to each of the foregoing at an annual rate of 0.05% of the average weekly value of the Trust's Managed Assets.

Note 3.  Deferred Organization Costs

      The Investment Adviser has advanced certain organization and start-up costs of the Trust and is to be reimbursed by the Trust. On April 3, 1998, Statement of Position 98-5 was issued. This Statement of Position requires that unamortized organization costs on the Trust's statement of assets and liabilities be written off, effective for fiscal years beginning after December 15, 1998. In accordance with Statement of Position 98-5, these organization and start-up costs will be immediately expensed.




                                 APPENDIX A

                         RATINGS OF CORPORATE BONDS

DESCRIPTION OF CORPORATE BOND RATINGS OF STANDARD & POOR'S RATINGS SERVICES:

      AAA--Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

      A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

      BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      BB--Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

      B--Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

      CCC--Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      CC--The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

      C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

      D--Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.


DESCRIPTION OF BOND RATINGS OF MOODY'S INVESTORS SERVICE, INC.:

      Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Trustamentally strong position of such issues.

      Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

      B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca-Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.





                                 APPENDIX B

                      GENERAL CHARACTERISTICS AND RISKS
                           OF HEDGING TRANSACTIONS

      In order to hedge against changes in the value of its portfolio securities, the Trust may from time to time engage in certain hedging strategies. The Trust will engage in such activities from time to time in the Investment Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur. The Trust's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal income tax requirements applicable to regulated investment companies.

PUT AND CALL OPTIONS ON SECURITIES AND INDICES

      The Trust may purchase and sell put and call options on securities and financial indices. A put option gives the purchaser of the option the right to sell and the seller the obligation to buy the underlying security at the exercise price during the option period. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security would be designed to protect the Trust's holdings in a security against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security at the exercise price during the option period. The purchase of a call option on a security would be intended to protect the Trust against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Trust will experience a loss in the amount of the option premium plus any related commissions. When the Trust sells put and call options, it receives a premium as the seller of the option. The premium that the Trust receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Trust is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty to such contract. Listed options are issued by the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. All put and call options written by the Trust will be covered.

      The Trust's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Trust. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Trust and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Trust would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Trust must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

      The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FORWARD CURRENCY CONTRACTS

      The Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

      The Trust may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire. The Trust may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Trust may also use forward currency contracts to shift the Trust's exposure to foreign currency exchange rate changes from one currency to another. For example, if the Trust owns securities denominated in a foreign currency and BlackRock believes that currency will decline relative to another currency, it might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency. The Trust may also purchase forward currency contracts to enhance income when BlackRock anticipates that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.

      The Trust may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Trust could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Trust's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge into U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

      The Trust may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if BlackRock anticipates that there will be a correlation between the two currencies.

      The cost to the Trust of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Trust enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

      Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Trust will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward currency contract. In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      Characteristics. The Trust may purchase and sell futures contracts and purchase put and call options on such futures contracts traded on recognized domestic exchanges as a hedge against anticipated interest rate changes or other market movements and future risk management. The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      Margin Requirements. At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the instruments underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased in the future pursuant to regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

      Limitations on Use of Futures Contracts and Options on Futures Contracts. The Trust's use of futures contracts and options on futures contracts will in all cases be consistent with applicable regulatory requirements and in particular, the rules and regulations of the CFTC and will be entered into only for bona fide hedging purposes or other appropriate risk management and duration management or other appropriate portfolio strategies. In addition, the Trust may not sell futures contracts if the value of such futures contracts exceeds the total market value of the Trust's portfolio securities.

      The Trust will not engage in transactions in futures contracts or options thereon for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities in its portfolio. In addition, the Trust will not enter into a futures contract or option thereon if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust's total assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Also, when required, a segregated account of cash or cash equivalents will be maintained and marked to market in an amount equal to the market value of the contract. The Adviser reserves the right to comply with such different standards as may be established from time to time by CFTC rules and regulations with respect to the purchase and sale of futures contracts and options thereon.

      Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars, and options on securities, indices and futures contracts sold by the Trust are generally subject to segregation and coverage requirements established by either the CFTC or the Commission, with the result that, if the Trust does not hold the instrument underlying the futures contract or option, the Trust will be required to segregate on an ongoing basis with its custodian, cash, U.S. Government securities, or other liquid high grade debt obligations in an amount at least equal to the Trust's obligations with respect to such instruments. Such amounts will fluctuate as the market value of the obligations increases or decreases. The segregation requirement can result in the Trust maintaining positions it would otherwise liquidate and consequently segregating assets with respect thereto at a time when it might be disadvantageous to do so.

                         ------------------------

      Hedging Transactions present certain risks. In particular, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Trust's positions. In addition, certain hedging instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Trust may not be able to close out a transaction in certain of these instruments without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Trust to hedge successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Finally, the daily variation margin deposit requirements in futures contracts that the Trust has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium and transaction costs paid by the Trust. Losses due to Hedging Transactions will reduce net asset value.

      The Trust's investments in Hedging Transactions may be limited or affected by certain provisions of the Code.



==================================     ====================================
No person has been authorized to
give any information or to make
any representations other than
those contained in this Prospectus
and in the Trust's official sales
literature in connection with the
offer of the Trust's shares, and,
if given or made, such other                               SHARES
information or representations
must not be relied upon as having
been authorized by the Trust.
This Prospectus does not constitute
an offer in any State in which, or                  THE BLACKROCK
to any person to whom, such                        HIGH YIELD TRUST
offering may not lawfully be made.

       ----------------------

          TABLE OF CONTENTS

                              Page

Prospectus Summary............
Fee Table.....................                 ----------------------
The Trust.....................
Use of Proceeds...............
Investment Objectives                              PROSPECTUS
  and Policies................
Other Investment Practices....
Risk Factors and Special                       ----------------------
  Considerations..............
Investment Restrictions.......
Terms of the Offering.........
Management of the Trust.......
Trustees and Officers.........
Portfolio Transactions........
Determination of Net
  Asset Value.................
Dividends and
  Distributions...............
Taxes.........................
Automatic Dividend
  Reinvestment Plan...........
Custodian and Transfer
  Agent and Dividend
  Disbursing Agent............
Distribution..................
Description of Shares.........
Additional Information........
Legal Opinions................
Experts.......................
Independent Auditors'                          DECEMBER __, 1998
  Report......................
Statement of Assets...........
Appendix A: Bond Ratings......A-1
Appendix B: General
  Characteristics and
  Risks of Hedging
  Transactions................B-1
Appendix C: Subscription
  Form........................

UNTIL ___, ALL DEALERS EFFECTING
TRANSACTIONS IN THIS REGISTERED
SECURITY WHETHER OR NOT
PARTICIPATING IN THIS DISTRIBUTION,
MAY BE REQUIRED TO DELIVER A
PROSPECTUS. THIS IS IN ADDITION
TO THE OBLIGATION OF DEALERS TO
DELIVER A PROSPECTUS WHEN ACTING
AS UNDERWRITERS OR DEALER MANAGERS
AND WITH RESPECT TO THEIR UNSOLD
ALLOTMENTS OR SUBSCRIPTIONS.
==================================     ===================================





                                   PART C

                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)   Financial Statements

      *Part A - Report of Independent Accountants.
                Statement of Assets and Liabilities.

      Part B - None.

(2) Exhibits:

      (a)         Agreement and Declaration of Trust
      (b)         By-Laws
      (c)         Inapplicable
      (d)*        Form of Specimen Certificate
      (e)*        Form of Dividend Reinvestment Plan
      (f)         Inapplicable
      (g)*        Form of Investment Management and Administration Agreement
      (h)*        Form of Underwriting Agreement
      (i)         Inapplicable
      (j)*        Form of Custodian Agreement
      (k)         Inapplicable
      (l)(i)*     Opinion and Consent of Counsel to the Trust
      (l)(ii)* Tax Opinion of Counsel to the Trust (Consent contained in Exhibit (l)(i))
      (m)         Inapplicable
      (n)*        Consent of Independent Public Accountants
      (o)         Inapplicable
      (p)*        Initial Subscription Agreement
      (q)         Inapplicable
      (r)*        Financial Data Schedule


-----------
* To be Filed by Amendment.


Item 25.    Marketing Arrangements

      Reference is made to the Form of Underwriting Agreement for Registrant's shares of beneficial interest to be filed by amendment to this Registration Statement.

Item 26.    Other Expenses of Issuance and Distribution

      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

      Registration fees...........................................   $  *
      New York Stock Exchange listing fee.........................      *
      Printing (other than certificates)..........................      *
      Engraving and printing certificates.........................      *
      Fees and expenses of qualification under
        state securities laws (excluding fees
        of counsel)...............................................      *
      Accounting fees and expenses................................      *
      Legal fees and expenses.....................................      *
      NASD fee....................................................      *
      Miscellaneous...............................................      *

            Total.................................................   $  *


*     To be furnished by amendment.

Item 27.    Person Controlled by or under Common Control with Registrant

      Prior to August 10, 1998 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement
for [   ] shares with [   ] and an Underwriting Agreement with respect to [   ]
shares with the Underwriters.

Item 28.    Number of Holders of Shares

                                                              Number of
Title of class                                              Record Holders

Shares of Beneficial Interest                                     0

Item 29.    Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

      Section 5.1. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence (negligence in the case of those Trustees or officers who are directors, officers or employees of the Trust's investment advisor ("Affiliated Indemnitees")) or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

      Section 5.2. a. The Trust hereby agrees to indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 5.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith,
(iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

      b. Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

      c. The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

      d. The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

      e. Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify other Persons providing services to the Trust to the full extent provided by law as if the Trust were a corporation organized under the Delaware General Corporation Law provided that such indemnification has been approved by a majority of the Trustees.

      Insofar as indemnification for liabilities arising under the Act, may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    Business and Other Connections of Investment Adviser

                  Not Applicable

Item 31.    Location of Accounts and Records

      The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Inc., 345 Park Avenue, New York, New York 10154 and at the offices of __________, the Registrant's Custodian and _________, the Registrant's Transfer Agent and Dividend Disbursing Agent.

Item 32.    Management Services

                  Not Applicable


Item 33.    Undertakings

      (a) The Registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.


                                 SIGNATURE

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of September, 1998.

                                          /s/Ralph L. Schlosstein
                                          -----------------------
                                          Ralph L. Schlosstein
                                          President

          Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities on the 9th day of September, 1998.


Name                                            Title

/s/Andrew F. Brimmer                            Trustee
-----------------------------
Andrew F. Brimmer

/s/Richard E. Cavanagh                          Trustee
-----------------------------
Richard E. Cavanagh

/s/Kent Dixon                                   Trustee
-----------------------------
Kent Dixon

/s/Frank J. Fabozzi                             Trustee
-----------------------------
Frank J. Fabozzi

/s/Laurence D. Fink                             Trustee
-----------------------------
Laurence D. Fink

/s/James Grosfeld                               Trustee
-----------------------------
James Grosfeld

/s/James Clayburn LaForce, Jr.                  Trustee
-----------------------------
James Clayburn LaForce, Jr.

/s/Walter F. Mondale                            Trustee
-----------------------------
Walter F. Mondale

/s/Ralph L. Schlosstein                         Trustee and President
-----------------------------                   (Chief Executive Officer)
Ralph L. Schlosstein

/s/Henry Gabbay                                 Treasurer (Principal
-----------------------------                   Financial and Accounting
Henry Gabbay                                    Officer)



                               EXHIBIT INDEX

      (a) Agreement and Declaration of Trust
      (b) By-Laws